Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct 31, 2010
Registrant Name	dei_EntityRegistrantName	HARTFORD MUTUAL FUNDS II INC
Central Index Key	dei_EntityCentralIndexKey	0000049905
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb 28, 2011
Document Effective Date	dei_DocumentEffectiveDate	Mar 1, 2011
THE HARTFORD GROWTH FUND (Prospectus Summary) | THE HARTFORD GROWTH FUND | THE HARTFORD GROWTH FUND - Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HGWAX
THE HARTFORD GROWTH FUND (Prospectus Summary) | THE HARTFORD GROWTH FUND | THE HARTFORD GROWTH FUND - Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HGWBX
THE HARTFORD GROWTH FUND (Prospectus Summary) | THE HARTFORD GROWTH FUND | THE HARTFORD GROWTH FUND - Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HGWCX
THE HARTFORD GROWTH FUND (Prospectus Summary) | THE HARTFORD GROWTH FUND | THE HARTFORD GROWTH FUND - Class L
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FECLX
THE HARTFORD GROWTH FUND (Prospectus Summary) | THE HARTFORD GROWTH FUND | THE HARTFORD GROWTH FUND - Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HGWJX
THE HARTFORD GROWTH FUND (Prospectus Summary) | THE HARTFORD GROWTH FUND | THE HARTFORD GROWTH FUND - Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HGWRX
THE HARTFORD GROWTH FUND (Prospectus Summary) | THE HARTFORD GROWTH FUND | THE HARTFORD GROWTH FUND - Class R4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HGWSX
THE HARTFORD GROWTH FUND (Prospectus Summary) | THE HARTFORD GROWTH FUND | THE HARTFORD GROWTH FUND - Class R5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HGWUX
THE HARTFORD GROWTH FUND (Prospectus Summary) | THE HARTFORD GROWTH FUND | THE HARTFORD GROWTH FUND - Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HGWYX
THE HARTFORD GROWTH OPPORTUNITIES FUND (Prospectus Summary) | THE HARTFORD GROWTH OPPORTUNITIES FUND | THE HARTFORD GROWTH OPPORTUNITIES FUND - Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HGOAX
THE HARTFORD GROWTH OPPORTUNITIES FUND (Prospectus Summary) | THE HARTFORD GROWTH OPPORTUNITIES FUND | THE HARTFORD GROWTH OPPORTUNITIES FUND - Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HGOBX
THE HARTFORD GROWTH OPPORTUNITIES FUND (Prospectus Summary) | THE HARTFORD GROWTH OPPORTUNITIES FUND | THE HARTFORD GROWTH OPPORTUNITIES FUND - Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HGOCX
THE HARTFORD GROWTH OPPORTUNITIES FUND (Prospectus Summary) | THE HARTFORD GROWTH OPPORTUNITIES FUND | THE HARTFORD GROWTH OPPORTUNITIES FUND - Class L
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FGRWX
THE HARTFORD GROWTH OPPORTUNITIES FUND (Prospectus Summary) | THE HARTFORD GROWTH OPPORTUNITIES FUND | THE HARTFORD GROWTH OPPORTUNITIES FUND - Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HGOIX
THE HARTFORD GROWTH OPPORTUNITIES FUND (Prospectus Summary) | THE HARTFORD GROWTH OPPORTUNITIES FUND | THE HARTFORD GROWTH OPPORTUNITIES FUND - Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HGORX
THE HARTFORD GROWTH OPPORTUNITIES FUND (Prospectus Summary) | THE HARTFORD GROWTH OPPORTUNITIES FUND | THE HARTFORD GROWTH OPPORTUNITIES FUND - Class R4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HGOSX
THE HARTFORD GROWTH OPPORTUNITIES FUND (Prospectus Summary) | THE HARTFORD GROWTH OPPORTUNITIES FUND | THE HARTFORD GROWTH OPPORTUNITIES FUND - Class R5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HGOTX
THE HARTFORD GROWTH OPPORTUNITIES FUND (Prospectus Summary) | THE HARTFORD GROWTH OPPORTUNITIES FUND | THE HARTFORD GROWTH OPPORTUNITIES FUND - Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HGOYX
THE HARTFORD MUNICIPAL REAL RETURN FUND (Prospectus Summary) | THE HARTFORD MUNICIPAL REAL RETURN FUND | THE HARTFORD MUNICIPAL REAL RETURN FUND-Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HTNAX
THE HARTFORD MUNICIPAL REAL RETURN FUND (Prospectus Summary) | THE HARTFORD MUNICIPAL REAL RETURN FUND | THE HARTFORD MUNICIPAL REAL RETURN FUND-Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HTNBX
THE HARTFORD MUNICIPAL REAL RETURN FUND (Prospectus Summary) | THE HARTFORD MUNICIPAL REAL RETURN FUND | THE HARTFORD MUNICIPAL REAL RETURN FUND-Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HTNCX
THE HARTFORD MUNICIPAL REAL RETURN FUND (Prospectus Summary) | THE HARTFORD MUNICIPAL REAL RETURN FUND | THE HARTFORD MUNICIPAL REAL RETURN FUND-Class L
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FTNAX
THE HARTFORD MUNICIPAL REAL RETURN FUND (Prospectus Summary) | THE HARTFORD MUNICIPAL REAL RETURN FUND | THE HARTFORD MUNICIPAL REAL RETURN FUND-Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HTNIX
THE HARTFORD MUNICIPAL REAL RETURN FUND (Prospectus Summary) | THE HARTFORD MUNICIPAL REAL RETURN FUND | THE HARTFORD MUNICIPAL REAL RETURN FUND-Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HTNYX
THE HARTFORD SMALLCAP GROWTH FUND (Prospectus Summary) | THE HARTFORD SMALLCAP GROWTH FUND | THE HARTFORD SMALLCAP GROWTH FUND - Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSLAX
THE HARTFORD SMALLCAP GROWTH FUND (Prospectus Summary) | THE HARTFORD SMALLCAP GROWTH FUND | THE HARTFORD SMALLCAP GROWTH FUND - Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSLBX
THE HARTFORD SMALLCAP GROWTH FUND (Prospectus Summary) | THE HARTFORD SMALLCAP GROWTH FUND | THE HARTFORD SMALLCAP GROWTH FUND - Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSLCX
THE HARTFORD SMALLCAP GROWTH FUND (Prospectus Summary) | THE HARTFORD SMALLCAP GROWTH FUND | THE HARTFORD SMALLCAP GROWTH FUND - Class L
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FACAX
THE HARTFORD SMALLCAP GROWTH FUND (Prospectus Summary) | THE HARTFORD SMALLCAP GROWTH FUND | THE HARTFORD SMALLCAP GROWTH FUND - Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSLIX
THE HARTFORD SMALLCAP GROWTH FUND (Prospectus Summary) | THE HARTFORD SMALLCAP GROWTH FUND | THE HARTFORD SMALLCAP GROWTH FUND - Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSLRX
THE HARTFORD SMALLCAP GROWTH FUND (Prospectus Summary) | THE HARTFORD SMALLCAP GROWTH FUND | THE HARTFORD SMALLCAP GROWTH FUND - Class R4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSLSX
THE HARTFORD SMALLCAP GROWTH FUND (Prospectus Summary) | THE HARTFORD SMALLCAP GROWTH FUND | THE HARTFORD SMALLCAP GROWTH FUND - Class R5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSLTX
THE HARTFORD SMALLCAP GROWTH FUND (Prospectus Summary) | THE HARTFORD SMALLCAP GROWTH FUND | THE HARTFORD SMALLCAP GROWTH FUND - Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSLYX
THE HARTFORD VALUE OPPORTUNITIES FUND (Prospectus Summary) | THE HARTFORD VALUE OPPORTUNITIES FUND | THE HARTFORD VALUE OPPORTUNITIES FUND - Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HVOAX
THE HARTFORD VALUE OPPORTUNITIES FUND (Prospectus Summary) | THE HARTFORD VALUE OPPORTUNITIES FUND | THE HARTFORD VALUE OPPORTUNITIES FUND - Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HVOBX
THE HARTFORD VALUE OPPORTUNITIES FUND (Prospectus Summary) | THE HARTFORD VALUE OPPORTUNITIES FUND | THE HARTFORD VALUE OPPORTUNITIES FUND - Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HVOCX
THE HARTFORD VALUE OPPORTUNITIES FUND (Prospectus Summary) | THE HARTFORD VALUE OPPORTUNITIES FUND | THE HARTFORD VALUE OPPORTUNITIES FUND - Class L
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FVAAX
THE HARTFORD VALUE OPPORTUNITIES FUND (Prospectus Summary) | THE HARTFORD VALUE OPPORTUNITIES FUND | THE HARTFORD VALUE OPPORTUNITIES FUND - Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HVOIX
THE HARTFORD VALUE OPPORTUNITIES FUND (Prospectus Summary) | THE HARTFORD VALUE OPPORTUNITIES FUND | THE HARTFORD VALUE OPPORTUNITIES FUND - Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HVORX
THE HARTFORD VALUE OPPORTUNITIES FUND (Prospectus Summary) | THE HARTFORD VALUE OPPORTUNITIES FUND | THE HARTFORD VALUE OPPORTUNITIES FUND - Class R4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HVOSX
THE HARTFORD VALUE OPPORTUNITIES FUND (Prospectus Summary) | THE HARTFORD VALUE OPPORTUNITIES FUND | THE HARTFORD VALUE OPPORTUNITIES FUND - Class R5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HVOTX
THE HARTFORD VALUE OPPORTUNITIES FUND (Prospectus Summary) | THE HARTFORD VALUE OPPORTUNITIES FUND | THE HARTFORD VALUE OPPORTUNITIES FUND - Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HVOYX

THE HARTFORD GROWTH FUND (Prospectus Summary) | THE HARTFORD GROWTH FUND
THE HARTFORD GROWTH FUND SUMMARY SECTION
INVESTMENT GOAL.
The Fund seeks long-term capital appreciation.

YOUR EXPENSES.
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in The Hartford Mutual Funds.  More information about these and other discounts is available from your financial professional and in the "Sales
Charge Reductions and Waivers" section beginning on page 25 of the Fund's prospectus and the "Purchase and Redemption of Shares" section beginning on page 151 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees THE HARTFORD GROWTH FUND (USD $)	THE HARTFORD GROWTH FUND - Class A		THE HARTFORD GROWTH FUND - Class B	THE HARTFORD GROWTH FUND - Class C	THE HARTFORD GROWTH FUND - Class L		THE HARTFORD GROWTH FUND - Class I	THE HARTFORD GROWTH FUND - Class R3	THE HARTFORD GROWTH FUND - Class R4	THE HARTFORD GROWTH FUND - Class R5	THE HARTFORD GROWTH FUND - Class Y
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.50%		none	none	4.75%		none	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	none	[1]	5.00%	1.00%	none	[1]	none	none	none	none	none
Exchange fees	none		none	none	none		none	none	none	none	none
[1]	For investments over $1 million, a 1.00% maximum deferred sales charge may apply.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses THE HARTFORD GROWTH FUND		THE HARTFORD GROWTH FUND - Class A	THE HARTFORD GROWTH FUND - Class B	THE HARTFORD GROWTH FUND - Class C	THE HARTFORD GROWTH FUND - Class L	THE HARTFORD GROWTH FUND - Class I	THE HARTFORD GROWTH FUND - Class R3	THE HARTFORD GROWTH FUND - Class R4	THE HARTFORD GROWTH FUND - Class R5	THE HARTFORD GROWTH FUND - Class Y
Management fees		0.74%	0.74%	0.74%	0.74%	0.74%	0.74%	0.74%	0.74%	0.74%
Distribution and service (12b-1) fees		0.25%	1.00%	1.00%	0.25%		0.50%	0.25%
Other expenses		0.29%	0.53%	0.24%	0.29%	0.15%	0.37%	0.20%	0.19%	0.06%
Total annual fund operating expenses		1.28%	2.27%	1.98%	1.28%	0.89%	1.61%	1.19%	0.93%	0.80%
Less: Contractual expense reimbursement	[1]		0.22%				0.11%		0.03%
Net operating expenses	[1]	1.28%	2.05%	1.98%	1.28%	0.89%	1.50%	1.19%	0.90%	0.80%
[1]	Hartford Investment Financial Services, LLC (the "Investment Manager") has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual fund operating expenses as follows: 1.30% (Class A), 2.05% (Class B), 2.05% (Class C), 1.30% (Class L), 1.05% (Class I), 1.50% (Class R3), 1.20% (Class R4), 0.90% (Class R5) and 0.85% (Class Y). In addition, Hartford Administrative Services Company ("HASCO"), the Fund's transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each contractual arrangement will remain in effect until February 29, 2012, and shall renew automatically for one-year terms unless the Investment Manager or HASCO, respectively, provides written notice of termination prior to the start of the next term or upon approval of the Board of Directors of the Fund.

EXAMPLE.
The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that:

o          Your investment has a 5% return each year

o          The Fund's operating expenses remain the same

o          You reinvest all dividends and distributions

o          You pay any deferred sales charge due for the applicable period.

Your actual costs may be higher or lower. Based on these assumptions, for every
 $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Expense Example THE HARTFORD GROWTH FUND (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
THE HARTFORD GROWTH FUND - Class A	673	934	1,214	2,010
THE HARTFORD GROWTH FUND - Class B	708	988	1,395	2,339
THE HARTFORD GROWTH FUND - Class C	301	621	1,068	2,306
THE HARTFORD GROWTH FUND - Class L	599	862	1,144	1,947
THE HARTFORD GROWTH FUND - Class I	91	284	493	1,096
THE HARTFORD GROWTH FUND - Class R3	153	497	866	1,902
THE HARTFORD GROWTH FUND - Class R4	121	378	654	1,443
THE HARTFORD GROWTH FUND - Class R5	92	293	512	1,140
THE HARTFORD GROWTH FUND - Class Y	82	255	444	990

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption THE HARTFORD GROWTH FUND (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
THE HARTFORD GROWTH FUND - Class A	673	934	1,214	2,010
THE HARTFORD GROWTH FUND - Class B	208	688	1,195	2,339
THE HARTFORD GROWTH FUND - Class C	201	621	1,068	2,306
THE HARTFORD GROWTH FUND - Class L	599	862	1,144	1,947
THE HARTFORD GROWTH FUND - Class I	91	284	493	1,096
THE HARTFORD GROWTH FUND - Class R3	153	497	866	1,902
THE HARTFORD GROWTH FUND - Class R4	121	378	654	1,443
THE HARTFORD GROWTH FUND - Class R5	92	293	512	1,140
THE HARTFORD GROWTH FUND - Class Y	82	255	444	990

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when
it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual Fund operating expenses or in the examples, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 57% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY.
Under normal circumstances, the Fund invests at
least 65% of its total assets in equity securities of companies that the sub-adviser, Wellington Management Company, LLP ("Wellington Management"),
believes have superior growth potential.  The Fund may invest in companies with a broad range of market capitalizations, but tends to focus on large capitalization companies with market capitalizations similar to those of companies in the Russell 1000 Growth Index.  The Fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.
Wellington Management utilizes what is sometimes referred to as a "bottom-up"
approach, which is the use of fundamental analysis to identify specific securities for purchase or sale.

MAIN RISKS.
The primary risks of investing in the Fund are described below.
When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.  An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  As with any fund, there is no guarantee that the Fund will achieve its goal.  For more information regarding risks and investment matters please see "Additional
Information Regarding Risks and Investment Strategies" in the Fund's prospectus.

Market Risk - Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably.  Securities may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

Growth Orientation Risk -  The price of a growth company's stock may decrease, or may not increase to the level anticipated by the sub-adviser.  In addition, growth stocks may be more volatile than other stocks because they are more sensitive to investors' perceptions of the issuing company's growth potential.
Also, the growth investing style may over time go in and out of favor.  At times when the investing style used by the Fund is out of favor, the Fund may underperform other equity funds that use different investing styles.

Investment Strategy Risk - The risk that, if the sub-adviser's investment strategy does not perform as expected, the Fund could underperform its peers or lose money.  There is no guarantee that the Fund's investment objective will be achieved.

Foreign Investments Risk - Investments in foreign securities may be riskier than investments in U.S. securities.  Differences between the U.S. and foreign regulatory regimes and securities markets, including the less stringent investor protection and disclosure standards of some foreign markets, as well as political and economic developments in foreign countries, may affect the value of the Fund's investments in foreign securities.  Foreign securities will also subject the Fund's investments to changes in currency rates.

The Fund is subject to certain other risks, which are described elsewhere in this prospectus.

PAST PERFORMANCE.
The performance information below indicates the risks of
investing in the Fund.  Keep in mind that past performance does not indicate future results.  Updated performance information is available at
www.hartfordmutualfunds.com.  The returns:

o          Assume reinvestment of all dividends and distributions

o          Include the Fund's performance when it was managed by a previous investment adviser

o          Would be lower if the Fund's operating expenses had not been limited.

The bar chart:

0         Shows how the Fund's total return has varied from year to year

0         Does not include the effect of sales charges. If sales charges were reflected in the bar chart, returns would have been lower

0         Shows the returns of the Fund's Class A shares since the date the class commenced operations and the returns of Class L prior to that date.
Because all of the Fund's shares are invested in the same portfolio of securities, returns for the Fund's other classes differ only to the extent that the classes do not have the same expenses.

Total returns by calendar year (excludes sales charges)

Highest/Lowest quarterly results during the periods shown in the bar chart were:

Highest  16.37% (2nd quarter, 2003)  Lowest  -20.56% (4th quarter, 2008)

AVERAGE ANNUAL RETURNS.
The table below shows returns for the Fund over time
compared to those of a broad-based market index.  After-tax returns, which are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes, are shown only for
Class A shares and will vary for other classes.  Returns prior to the inception date of certain classes of shares may reflect returns of another class of shares.  For more information regarding returns see the "Performance Notes"
section in the Fund's prospectus.

Actual after-tax returns, which depend on an investor's particular tax situation, may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average annual total returns for periods ending December 31, 2010 (including sales charges)
Average Annual Total Returns THE HARTFORD GROWTH FUND	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
THE HARTFORD GROWTH FUND - Class A	Class A Return Before Taxes	12.21%	1.17%	0.49%
THE HARTFORD GROWTH FUND - Class B	Class B Return Before Taxes	12.79%	1.27%	0.49%
THE HARTFORD GROWTH FUND - Class C	Class C Return Before Taxes	16.87%	1.58%	0.35%
THE HARTFORD GROWTH FUND - Class L	Class L Return Before Taxes	13.32%	1.55%	0.79%
THE HARTFORD GROWTH FUND - Class I	Class I Return Before Taxes	19.11%	2.64%	1.22%
THE HARTFORD GROWTH FUND - Class R3	Class R3 Return Before Taxes	18.38%	2.19%	1.20%
THE HARTFORD GROWTH FUND - Class R4	Class R4 Return Before Taxes	18.75%	2.45%	1.33%
THE HARTFORD GROWTH FUND - Class R5	Class R5 Return Before Taxes	19.09%	2.60%	1.40%
THE HARTFORD GROWTH FUND - Class Y	Class Y Return Before Taxes	19.28%	2.80%	1.50%
After Taxes on Distributions THE HARTFORD GROWTH FUND - Class A	Class A After Taxes on Distributions	12.21%	0.68%	0.23%
After Taxes on Distributions and Sales THE HARTFORD GROWTH FUND - Class A	Class A After Taxes on Distributions and Sale of Fund Shares	7.93%	0.96%	0.39%
Russell 1000 Growth Index	Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)	16.71%	3.75%	0.02%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
THE HARTFORD GROWTH FUND (Prospectus Summary) | THE HARTFORD GROWTH FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	THE HARTFORD GROWTH FUND SUMMARY SECTION
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT GOAL.
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks long-term capital appreciation.

Expense, Heading	rr_ExpenseHeading	YOUR EXPENSES.
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in The Hartford Mutual Funds.  More information about these and other discounts is available from your financial professional and in the "Sales
Charge Reductions and Waivers" section beginning on page 25 of the Fund's prospectus and the "Purchase and Redemption of Shares" section beginning on page 151 of the Fund's statement of additional information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when
it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual Fund operating expenses or in the examples, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 57% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	57.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in The Hartford Mutual Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that:

o          Your investment has a 5% return each year

o          The Fund's operating expenses remain the same

o          You reinvest all dividends and distributions

o          You pay any deferred sales charge due for the applicable period.

Your actual costs may be higher or lower. Based on these assumptions, for every
 $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY.
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at
least 65% of its total assets in equity securities of companies that the sub-adviser, Wellington Management Company, LLP ("Wellington Management"),
believes have superior growth potential.  The Fund may invest in companies with a broad range of market capitalizations, but tends to focus on large capitalization companies with market capitalizations similar to those of companies in the Russell 1000 Growth Index.  The Fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.
Wellington Management utilizes what is sometimes referred to as a "bottom-up"
approach, which is the use of fundamental analysis to identify specific securities for purchase or sale.

Risk, Heading	rr_RiskHeading	MAIN RISKS.
Risk, Narrative	rr_RiskNarrativeTextBlock
The primary risks of investing in the Fund are described below.
When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.  An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  As with any fund, there is no guarantee that the Fund will achieve its goal.  For more information regarding risks and investment matters please see "Additional
Information Regarding Risks and Investment Strategies" in the Fund's prospectus.

Market Risk - Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably.  Securities may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

Growth Orientation Risk -  The price of a growth company's stock may decrease, or may not increase to the level anticipated by the sub-adviser.  In addition, growth stocks may be more volatile than other stocks because they are more sensitive to investors' perceptions of the issuing company's growth potential.
Also, the growth investing style may over time go in and out of favor.  At times when the investing style used by the Fund is out of favor, the Fund may underperform other equity funds that use different investing styles.

Investment Strategy Risk - The risk that, if the sub-adviser's investment strategy does not perform as expected, the Fund could underperform its peers or lose money.  There is no guarantee that the Fund's investment objective will be achieved.

Foreign Investments Risk - Investments in foreign securities may be riskier than investments in U.S. securities.  Differences between the U.S. and foreign regulatory regimes and securities markets, including the less stringent investor protection and disclosure standards of some foreign markets, as well as political and economic developments in foreign countries, may affect the value of the Fund's investments in foreign securities.  Foreign securities will also subject the Fund's investments to changes in currency rates.

The Fund is subject to certain other risks, which are described elsewhere in this prospectus.

Risk, Lose Money	rr_RiskLoseMoney	When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE.
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The performance information below indicates the risks of
investing in the Fund.  Keep in mind that past performance does not indicate future results.  Updated performance information is available at
www.hartfordmutualfunds.com.  The returns:

o          Assume reinvestment of all dividends and distributions

o          Include the Fund's performance when it was managed by a previous investment adviser

o          Would be lower if the Fund's operating expenses had not been limited.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below indicates the risks of investing in the Fund. Shows how the Fund's total return has varied from year to year
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.hartfordmutualfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that past performance does not indicate future results.
Bar Chart, Heading	rr_BarChartHeading	Total returns by calendar year (excludes sales charges)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart:

0         Shows how the Fund's total return has varied from year to year

0         Does not include the effect of sales charges. If sales charges were reflected in the bar chart, returns would have been lower

0         Shows the returns of the Fund's Class A shares since the date the class commenced operations and the returns of Class L prior to that date.
Because all of the Fund's shares are invested in the same portfolio of securities, returns for the Fund's other classes differ only to the extent that the classes do not have the same expenses.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Does not include the effect of sales charges. If sales charges were reflected in the bar chart, returns would have been lower
Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest/Lowest quarterly results during the periods shown in the bar chart were:

Highest  16.37% (2nd quarter, 2003)  Lowest  -20.56% (4th quarter, 2008)

Performance Table, Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL RETURNS.
Performance Table, Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	including sales charges
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns, which are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes, are shown only for Class A shares and will vary for other classes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns, which depend on an investor's particular tax situation, may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns, which are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes, are shown only for Class A shares and will vary for other classes.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The table below shows returns for the Fund over time
compared to those of a broad-based market index.  After-tax returns, which are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes, are shown only for
Class A shares and will vary for other classes.  Returns prior to the inception date of certain classes of shares may reflect returns of another class of shares.  For more information regarding returns see the "Performance Notes"
section in the Fund's prospectus.

Actual after-tax returns, which depend on an investor's particular tax situation, may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average annual total returns for periods ending December 31, 2010 (including sales charges)
THE HARTFORD GROWTH FUND (Prospectus Summary) | THE HARTFORD GROWTH FUND | THE HARTFORD GROWTH FUND - Class A
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.37%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.56%)
THE HARTFORD GROWTH FUND (Prospectus Summary) | THE HARTFORD GROWTH FUND | THE HARTFORD GROWTH FUND - Class B
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
THE HARTFORD GROWTH FUND (Prospectus Summary) | THE HARTFORD GROWTH FUND | THE HARTFORD GROWTH FUND - Class C
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
THE HARTFORD GROWTH FUND (Prospectus Summary) | THE HARTFORD GROWTH FUND | THE HARTFORD GROWTH FUND - Class L
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
THE HARTFORD GROWTH FUND (Prospectus Summary) | THE HARTFORD GROWTH FUND | THE HARTFORD GROWTH FUND - Class I
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
THE HARTFORD GROWTH FUND (Prospectus Summary) | THE HARTFORD GROWTH FUND | THE HARTFORD GROWTH FUND - Class R3
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
THE HARTFORD GROWTH FUND (Prospectus Summary) | THE HARTFORD GROWTH FUND | THE HARTFORD GROWTH FUND - Class R4
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
THE HARTFORD GROWTH FUND (Prospectus Summary) | THE HARTFORD GROWTH FUND | THE HARTFORD GROWTH FUND - Class R5
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
THE HARTFORD GROWTH FUND (Prospectus Summary) | THE HARTFORD GROWTH FUND | THE HARTFORD GROWTH FUND - Class Y
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
THE HARTFORD GROWTH FUND | Russell 1000 Growth Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.71%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.75%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.02%
THE HARTFORD GROWTH FUND | THE HARTFORD GROWTH FUND - Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Exchange fees	rr_ExchangeFee	none
Management fees	rr_ManagementFeesOverAssets	0.74%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.29%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.28%
Net operating expenses	rr_NetExpensesOverAssets	1.28%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	673
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	934
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,214
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,010
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	673
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	934
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,214
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,010
Annual Return 2001	rr_AnnualReturn2001	(14.60%)
Annual Return 2002	rr_AnnualReturn2002	(24.78%)
Annual Return 2003	rr_AnnualReturn2003	32.60%
Annual Return 2004	rr_AnnualReturn2004	11.75%
Annual Return 2005	rr_AnnualReturn2005	4.12%
Annual Return 2006	rr_AnnualReturn2006	4.23%
Annual Return 2007	rr_AnnualReturn2007	16.54%
Annual Return 2008	rr_AnnualReturn2008	(41.66%)
Annual Return 2009	rr_AnnualReturn2009	33.30%
Annual Return 2010	rr_AnnualReturn2010	18.74%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.21%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.17%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.49%
THE HARTFORD GROWTH FUND | THE HARTFORD GROWTH FUND - Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.21%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.68%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.23%
THE HARTFORD GROWTH FUND | THE HARTFORD GROWTH FUND - Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.93%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.96%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.39%
THE HARTFORD GROWTH FUND | THE HARTFORD GROWTH FUND - Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Exchange fees	rr_ExchangeFee	none
Management fees	rr_ManagementFeesOverAssets	0.74%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.53%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.27%
Less: Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.22%	[2]
Net operating expenses	rr_NetExpensesOverAssets	2.05%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	708
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	988
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,395
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,339
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	208
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	688
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,195
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,339
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class B Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.79%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.27%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.49%
THE HARTFORD GROWTH FUND | THE HARTFORD GROWTH FUND - Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Exchange fees	rr_ExchangeFee	none
Management fees	rr_ManagementFeesOverAssets	0.74%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.24%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.98%
Net operating expenses	rr_NetExpensesOverAssets	1.98%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	301
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	621
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,068
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,306
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	201
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	621
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,068
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,306
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.87%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.58%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.35%
THE HARTFORD GROWTH FUND | THE HARTFORD GROWTH FUND - Class L
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Exchange fees	rr_ExchangeFee	none
Management fees	rr_ManagementFeesOverAssets	0.74%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.29%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.28%
Net operating expenses	rr_NetExpensesOverAssets	1.28%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	599
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	862
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,144
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,947
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	599
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	862
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,144
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,947
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class L Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.32%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.55%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.79%
THE HARTFORD GROWTH FUND | THE HARTFORD GROWTH FUND - Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange fees	rr_ExchangeFee	none
Management fees	rr_ManagementFeesOverAssets	0.74%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets
Other expenses	rr_OtherExpensesOverAssets	0.15%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.89%
Net operating expenses	rr_NetExpensesOverAssets	0.89%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	91
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	284
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	493
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,096
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	91
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	284
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	493
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,096
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	19.11%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.64%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.22%
THE HARTFORD GROWTH FUND | THE HARTFORD GROWTH FUND - Class R3
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange fees	rr_ExchangeFee	none
Management fees	rr_ManagementFeesOverAssets	0.74%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.37%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.61%
Less: Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.11%	[2]
Net operating expenses	rr_NetExpensesOverAssets	1.50%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	153
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	497
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	866
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,902
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	153
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	497
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	866
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,902
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R3 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.38%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.19%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.20%
THE HARTFORD GROWTH FUND | THE HARTFORD GROWTH FUND - Class R4
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange fees	rr_ExchangeFee	none
Management fees	rr_ManagementFeesOverAssets	0.74%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.20%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.19%
Net operating expenses	rr_NetExpensesOverAssets	1.19%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	121
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	378
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	654
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,443
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	121
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	378
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	654
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,443
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R4 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.75%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.45%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.33%
THE HARTFORD GROWTH FUND | THE HARTFORD GROWTH FUND - Class R5
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange fees	rr_ExchangeFee	none
Management fees	rr_ManagementFeesOverAssets	0.74%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets
Other expenses	rr_OtherExpensesOverAssets	0.19%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.93%
Less: Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.03%	[2]
Net operating expenses	rr_NetExpensesOverAssets	0.90%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	92
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	293
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	512
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,140
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	92
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	293
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	512
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,140
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R5 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	19.09%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.60%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.40%
THE HARTFORD GROWTH FUND | THE HARTFORD GROWTH FUND - Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange fees	rr_ExchangeFee	none
Management fees	rr_ManagementFeesOverAssets	0.74%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets
Other expenses	rr_OtherExpensesOverAssets	0.06%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.80%
Net operating expenses	rr_NetExpensesOverAssets	0.80%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	82
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	255
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	444
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	990
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	82
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	255
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	444
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	990
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class Y Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	19.28%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.80%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.50%

[1]	For investments over $1 million, a 1.00% maximum deferred sales charge may apply.
[2]	Hartford Investment Financial Services, LLC (the "Investment Manager") has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual fund operating expenses as follows: 1.30% (Class A), 2.05% (Class B), 2.05% (Class C), 1.30% (Class L), 1.05% (Class I), 1.50% (Class R3), 1.20% (Class R4), 0.90% (Class R5) and 0.85% (Class Y). In addition, Hartford Administrative Services Company ("HASCO"), the Fund's transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each contractual arrangement will remain in effect until February 29, 2012, and shall renew automatically for one-year terms unless the Investment Manager or HASCO, respectively, provides written notice of termination prior to the start of the next term or upon approval of the Board of Directors of the Fund.

THE HARTFORD GROWTH OPPORTUNITIES FUND (Prospectus Summary) | THE HARTFORD GROWTH OPPORTUNITIES FUND
THE HARTFORD GROWTH OPPORTUNITIES FUND SUMMARY SECTION
INVESTMENT GOAL.
The Fund seeks capital appreciation.

YOUR EXPENSES.
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in The Hartford Mutual Funds.  More information about these and other discounts is available from your financial professional and in the "Sales
Charge Reductions and Waivers" section beginning on page 25 of the Fund's prospectus and the "Purchase and Redemption of Shares" section beginning on page 151 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees THE HARTFORD GROWTH OPPORTUNITIES FUND (USD $)	THE HARTFORD GROWTH OPPORTUNITIES FUND - Class A		THE HARTFORD GROWTH OPPORTUNITIES FUND - Class B	THE HARTFORD GROWTH OPPORTUNITIES FUND - Class C	THE HARTFORD GROWTH OPPORTUNITIES FUND - Class L		THE HARTFORD GROWTH OPPORTUNITIES FUND - Class I	THE HARTFORD GROWTH OPPORTUNITIES FUND - Class R3	THE HARTFORD GROWTH OPPORTUNITIES FUND - Class R4	THE HARTFORD GROWTH OPPORTUNITIES FUND - Class R5	THE HARTFORD GROWTH OPPORTUNITIES FUND - Class Y
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.50%		none	none	4.75%		none	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	none	[1]	5.00%	1.00%	none	[1]	none	none	none	none	none
Exchange fees	none		none	none	none		none	none	none	none	none
[1]	For investments over $1 million, a 1.00% maximum deferred sales charge may apply.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses THE HARTFORD GROWTH OPPORTUNITIES FUND		THE HARTFORD GROWTH OPPORTUNITIES FUND - Class A	THE HARTFORD GROWTH OPPORTUNITIES FUND - Class B	THE HARTFORD GROWTH OPPORTUNITIES FUND - Class C	THE HARTFORD GROWTH OPPORTUNITIES FUND - Class L	THE HARTFORD GROWTH OPPORTUNITIES FUND - Class I	THE HARTFORD GROWTH OPPORTUNITIES FUND - Class R3	THE HARTFORD GROWTH OPPORTUNITIES FUND - Class R4	THE HARTFORD GROWTH OPPORTUNITIES FUND - Class R5	THE HARTFORD GROWTH OPPORTUNITIES FUND - Class Y
Management fees		0.71%	0.71%	0.71%	0.71%	0.71%	0.71%	0.71%	0.71%	0.71%
Distribution and service (12b-1) fees		0.25%	1.00%	1.00%	0.25%		0.50%	0.25%
Other expenses		0.38%	0.46%	0.23%	0.25%	0.21%	0.27%	0.20%	0.15%	0.05%
Total annual fund operating expenses		1.34%	2.17%	1.94%	1.21%	0.92%	1.48%	1.16%	0.86%	0.76%
Less: Contractual expense reimbursement	[1]	0.03%	0.11%				0.03%	0.01%	0.01%
Net operating expenses	[1]	1.31%	2.06%	1.94%	1.21%	0.92%	1.45%	1.15%	0.85%	0.76%
[1]	Hartford Investment Financial Services, LLC (the "Investment Manager") has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual fund operating expenses as follows: 1.36% (Class A), 2.11% (Class B), 2.11% (Class C), 1.36% (Class L), 1.11% (Class I), 1.45% (Class R3), 1.15% (Class R4), 0.85% (Class R5) and 0.85% (Class Y). In addition, Hartford Administrative Services Company ("HASCO"), the Fund's transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each contractual arrangement will remain in effect until February 29, 2012, and shall renew automatically for one-year terms unless the Investment Manager or HASCO, respectively, provides written notice of termination prior to the start of the next term or upon approval of the Board of Directors of the Fund.

EXAMPLE.
The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that:

o          Your investment has a 5% return each year

o          The Fund's operating expenses remain the same

o          You reinvest all dividends and distributions

o          You pay any deferred sales charge due for the applicable period.

Your actual costs may be higher or lower.  Based on these assumptions, for every
 $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Expense Example THE HARTFORD GROWTH OPPORTUNITIES FUND (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
THE HARTFORD GROWTH OPPORTUNITIES FUND - Class A	676	948	1,241	2,072
THE HARTFORD GROWTH OPPORTUNITIES FUND - Class B	709	969	1,354	2,284
THE HARTFORD GROWTH OPPORTUNITIES FUND - Class C	297	609	1,047	2,264
THE HARTFORD GROWTH OPPORTUNITIES FUND - Class L	592	841	1,108	1,871
THE HARTFORD GROWTH OPPORTUNITIES FUND - Class I	94	293	509	1,131
THE HARTFORD GROWTH OPPORTUNITIES FUND - Class R3	148	465	805	1,766
THE HARTFORD GROWTH OPPORTUNITIES FUND - Class R4	117	367	637	1,408
THE HARTFORD GROWTH OPPORTUNITIES FUND - Class R5	87	273	476	1,060
THE HARTFORD GROWTH OPPORTUNITIES FUND - Class Y	78	243	422	942

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption THE HARTFORD GROWTH OPPORTUNITIES FUND (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
THE HARTFORD GROWTH OPPORTUNITIES FUND - Class A	676	948	1,241	2,072
THE HARTFORD GROWTH OPPORTUNITIES FUND - Class B	209	669	1,154	2,284
THE HARTFORD GROWTH OPPORTUNITIES FUND - Class C	197	609	1,047	2,264
THE HARTFORD GROWTH OPPORTUNITIES FUND - Class L	592	841	1,108	1,871
THE HARTFORD GROWTH OPPORTUNITIES FUND - Class I	94	293	509	1,131
THE HARTFORD GROWTH OPPORTUNITIES FUND - Class R3	148	465	805	1,766
THE HARTFORD GROWTH OPPORTUNITIES FUND - Class R4	117	367	637	1,408
THE HARTFORD GROWTH OPPORTUNITIES FUND - Class R5	87	273	476	1,060
THE HARTFORD GROWTH OPPORTUNITIES FUND - Class Y	78	243	422	942

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when
it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual Fund operating expenses or in the examples, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 115% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY.
Under normal circumstances, the Fund invests
primarily in a diversified portfolio of common stocks covering a broad range of industries, companies and market capitalizations that the sub-adviser,
Wellington Management Company, LLP ("Wellington Management"), believes have superior growth potential with a focus on mid to large capitalization stocks.
The Fund may invest up to 25% of its total assets in foreign issuers and non-dollar securities.  The Fund may trade securities actively.  Wellington
Management uses fundamental analysis to identify companies with accelerating operating characteristics for purchase.

MAIN RISKS.
The primary risks of investing in the Fund are described below.
When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.  An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  As with any fund, there is no guarantee that the Fund will achieve its goal.  For more information regarding risks and investment matters please see "Additional
Information Regarding Risks and Investment Strategies" in the Fund's prospectus.

Market Risk - Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably.  Securities may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

Growth Orientation Risk -  The price of a growth company's stock may decrease, or may not increase to the level anticipated by the sub-adviser.  In addition, growth stocks may be more volatile than other stocks because they are more sensitive to investors' perceptions of the issuing company's growth potential.
Also, the growth investing style may over time go in and out of favor.  At times when the investing style used by the Fund is out of favor, the Fund may underperform other equity funds that use different investing styles.

Foreign Investments Risk - Investments in foreign securities may be riskier than investments in U.S. securities.  Differences between the U.S. and foreign regulatory regimes and securities markets, including the less stringent investor protection and disclosure standards of some foreign markets, as well as political and economic developments in foreign countries, may affect the value of the Fund's investments in foreign securities.  Foreign securities will also subject the Fund's investments to changes in currency rates.

Investment Strategy Risk - The risk that, if the sub-adviser's investment strategy does not perform as expected, the Fund could underperform its peers or lose money.  There is no guarantee that the Fund's investment objective will be achieved.

Mid-Cap Stock Risk - Medium-capitalization stocks may be more risky than stocks of larger companies.  These companies may be young and have limited operating or business history.  Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

Active Trading Risk - Active trading could increase the Fund's transaction costs
(thus affecting performance) and may increase your taxable distributions.  These effects may also adversely affect Fund performance.

The Fund is subject to certain other risks, which are described elsewhere in this prospectus.

PAST PERFORMANCE.
The performance information below indicates the risks of
investing in the Fund.  Keep in mind that past performance does not indicate future results.  Updated performance information is available at
www.hartfordmutualfunds.com.  The returns:

o          Assume reinvestment of all dividends and distributions

o          Include the Fund's performance when it was managed by a previous investment adviser

o          Would be lower if the Fund's operating expenses had not been limited.

The bar chart:

o          Shows how the Fund's total return has varied from year to year

o          Does not include the effect of sales charges. If sales charges were reflected in the bar chart, returns would have been lower

o          Shows the returns of the Fund's Class A shares since the date the class commenced operations and the returns of Class L prior to that date.
Because all of the Fund's shares are invested in the same portfolio of securities, returns for the Fund's other classes differ only to the extent that the classes do not have the same expenses.

Total returns by calendar year (excludes sales charges)

Highest/Lowest quarterly results during the periods shown in the bar chart were:

Highest     21.03% (2nd quarter, 2003)  Lowest  -25.23% (4th quarter, 2008)

AVERAGE ANNUAL RETURNS.
The table below shows returns for the Fund over time
compared to those of two broad-based market indices.  After-tax returns, which are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes, are shown only for Class A shares and will vary for other classes.  Returns prior to the inception date of certain classes of shares may reflect returns of another class of shares.  For more information regarding returns see the "Performance Notes"
section in the Fund's prospectus.

Actual after-tax returns, which depend on an investor's particular tax situation, may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average annual total returns for periods ending December 31, 2010 (including sales charges)
Average Annual Total Returns THE HARTFORD GROWTH OPPORTUNITIES FUND	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
THE HARTFORD GROWTH OPPORTUNITIES FUND - Class A	Class A Return Before Taxes	10.52%	2.21%	1.57%
THE HARTFORD GROWTH OPPORTUNITIES FUND - Class B	Class B Return Before Taxes	11.09%	2.27%	1.56%
THE HARTFORD GROWTH OPPORTUNITIES FUND - Class C	Class C Return Before Taxes	15.24%	2.64%	1.43%
THE HARTFORD GROWTH OPPORTUNITIES FUND - Class L	Class L Return Before Taxes	11.70%	2.61%	1.89%
THE HARTFORD GROWTH OPPORTUNITIES FUND - Class I	Class I Return Before Taxes	17.41%	3.71%	2.31%
THE HARTFORD GROWTH OPPORTUNITIES FUND - Class R3	Class R3 Return Before Taxes	16.74%	3.26%	2.29%
THE HARTFORD GROWTH OPPORTUNITIES FUND - Class R4	Class R4 Return Before Taxes	17.13%	3.56%	2.44%
THE HARTFORD GROWTH OPPORTUNITIES FUND - Class R5	Class R5 Return Before Taxes	17.50%	3.79%	2.55%
THE HARTFORD GROWTH OPPORTUNITIES FUND - Class Y	Class Y Return Before Taxes	17.62%	3.87%	2.60%
After Taxes on Distributions THE HARTFORD GROWTH OPPORTUNITIES FUND - Class A	Class A After Taxes on Distributions	10.52%	1.22%	0.94%
After Taxes on Distributions and Sales THE HARTFORD GROWTH OPPORTUNITIES FUND - Class A	Class A After Taxes on Distributions and Sale of Fund Shares	6.84%	1.53%	1.13%
Russell 1000 Growth Index	Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)	16.71%	3.75%	0.02%
Russell 3000 Growth Index	Russell 3000 Growth Index (reflects no deduction for fees, expenses or taxes)	17.64%	3.88%	0.30%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
THE HARTFORD GROWTH OPPORTUNITIES FUND (Prospectus Summary) | THE HARTFORD GROWTH OPPORTUNITIES FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	THE HARTFORD GROWTH OPPORTUNITIES FUND SUMMARY SECTION
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT GOAL.
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks capital appreciation.

Expense, Heading	rr_ExpenseHeading	YOUR EXPENSES.
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in The Hartford Mutual Funds.  More information about these and other discounts is available from your financial professional and in the "Sales
Charge Reductions and Waivers" section beginning on page 25 of the Fund's prospectus and the "Purchase and Redemption of Shares" section beginning on page 151 of the Fund's statement of additional information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when
it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual Fund operating expenses or in the examples, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 115% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	115.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in The Hartford Mutual Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that:

o          Your investment has a 5% return each year

o          The Fund's operating expenses remain the same

o          You reinvest all dividends and distributions

o          You pay any deferred sales charge due for the applicable period.

Your actual costs may be higher or lower.  Based on these assumptions, for every
 $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY.
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests
primarily in a diversified portfolio of common stocks covering a broad range of industries, companies and market capitalizations that the sub-adviser,
Wellington Management Company, LLP ("Wellington Management"), believes have superior growth potential with a focus on mid to large capitalization stocks.
The Fund may invest up to 25% of its total assets in foreign issuers and non-dollar securities.  The Fund may trade securities actively.  Wellington
Management uses fundamental analysis to identify companies with accelerating operating characteristics for purchase.

Risk, Heading	rr_RiskHeading	MAIN RISKS.
Risk, Narrative	rr_RiskNarrativeTextBlock
The primary risks of investing in the Fund are described below.
When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.  An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  As with any fund, there is no guarantee that the Fund will achieve its goal.  For more information regarding risks and investment matters please see "Additional
Information Regarding Risks and Investment Strategies" in the Fund's prospectus.

Market Risk - Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably.  Securities may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

Growth Orientation Risk -  The price of a growth company's stock may decrease, or may not increase to the level anticipated by the sub-adviser.  In addition, growth stocks may be more volatile than other stocks because they are more sensitive to investors' perceptions of the issuing company's growth potential.
Also, the growth investing style may over time go in and out of favor.  At times when the investing style used by the Fund is out of favor, the Fund may underperform other equity funds that use different investing styles.

Foreign Investments Risk - Investments in foreign securities may be riskier than investments in U.S. securities.  Differences between the U.S. and foreign regulatory regimes and securities markets, including the less stringent investor protection and disclosure standards of some foreign markets, as well as political and economic developments in foreign countries, may affect the value of the Fund's investments in foreign securities.  Foreign securities will also subject the Fund's investments to changes in currency rates.

Investment Strategy Risk - The risk that, if the sub-adviser's investment strategy does not perform as expected, the Fund could underperform its peers or lose money.  There is no guarantee that the Fund's investment objective will be achieved.

Mid-Cap Stock Risk - Medium-capitalization stocks may be more risky than stocks of larger companies.  These companies may be young and have limited operating or business history.  Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

Active Trading Risk - Active trading could increase the Fund's transaction costs
(thus affecting performance) and may increase your taxable distributions.  These effects may also adversely affect Fund performance.

The Fund is subject to certain other risks, which are described elsewhere in this prospectus.

Risk, Lose Money	rr_RiskLoseMoney	When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE.
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The performance information below indicates the risks of
investing in the Fund.  Keep in mind that past performance does not indicate future results.  Updated performance information is available at
www.hartfordmutualfunds.com.  The returns:

o          Assume reinvestment of all dividends and distributions

o          Include the Fund's performance when it was managed by a previous investment adviser

o          Would be lower if the Fund's operating expenses had not been limited.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below indicates the risks of investing in the Fund. Shows how the Fund's total return has varied from year to year
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.hartfordmutualfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that past performance does not indicate future results.
Bar Chart, Heading	rr_BarChartHeading	Total returns by calendar year (excludes sales charges)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart:

o          Shows how the Fund's total return has varied from year to year

o          Does not include the effect of sales charges. If sales charges were reflected in the bar chart, returns would have been lower

o          Shows the returns of the Fund's Class A shares since the date the class commenced operations and the returns of Class L prior to that date.
Because all of the Fund's shares are invested in the same portfolio of securities, returns for the Fund's other classes differ only to the extent that the classes do not have the same expenses.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Does not include the effect of sales charges. If sales charges were reflected in the bar chart, returns would have been lower
Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest/Lowest quarterly results during the periods shown in the bar chart were:

Highest     21.03% (2nd quarter, 2003)  Lowest  -25.23% (4th quarter, 2008)

Performance Table, Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL RETURNS.
Performance Table, Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	including sales charges
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns, which are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes, are shown only for Class A shares and will vary for other classes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns, which depend on an investor's particular tax situation, may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns, which are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes, are shown only for Class A shares and will vary for other classes.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The table below shows returns for the Fund over time
compared to those of two broad-based market indices.  After-tax returns, which are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes, are shown only for Class A shares and will vary for other classes.  Returns prior to the inception date of certain classes of shares may reflect returns of another class of shares.  For more information regarding returns see the "Performance Notes"
section in the Fund's prospectus.

Actual after-tax returns, which depend on an investor's particular tax situation, may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average annual total returns for periods ending December 31, 2010 (including sales charges)
THE HARTFORD GROWTH OPPORTUNITIES FUND (Prospectus Summary) | THE HARTFORD GROWTH OPPORTUNITIES FUND | THE HARTFORD GROWTH OPPORTUNITIES FUND - Class A
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.03%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.23%)
THE HARTFORD GROWTH OPPORTUNITIES FUND (Prospectus Summary) | THE HARTFORD GROWTH OPPORTUNITIES FUND | THE HARTFORD GROWTH OPPORTUNITIES FUND - Class B
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
THE HARTFORD GROWTH OPPORTUNITIES FUND (Prospectus Summary) | THE HARTFORD GROWTH OPPORTUNITIES FUND | THE HARTFORD GROWTH OPPORTUNITIES FUND - Class C
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
THE HARTFORD GROWTH OPPORTUNITIES FUND (Prospectus Summary) | THE HARTFORD GROWTH OPPORTUNITIES FUND | THE HARTFORD GROWTH OPPORTUNITIES FUND - Class L
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
THE HARTFORD GROWTH OPPORTUNITIES FUND (Prospectus Summary) | THE HARTFORD GROWTH OPPORTUNITIES FUND | THE HARTFORD GROWTH OPPORTUNITIES FUND - Class I
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
THE HARTFORD GROWTH OPPORTUNITIES FUND (Prospectus Summary) | THE HARTFORD GROWTH OPPORTUNITIES FUND | THE HARTFORD GROWTH OPPORTUNITIES FUND - Class R3
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
THE HARTFORD GROWTH OPPORTUNITIES FUND (Prospectus Summary) | THE HARTFORD GROWTH OPPORTUNITIES FUND | THE HARTFORD GROWTH OPPORTUNITIES FUND - Class R4
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
THE HARTFORD GROWTH OPPORTUNITIES FUND (Prospectus Summary) | THE HARTFORD GROWTH OPPORTUNITIES FUND | THE HARTFORD GROWTH OPPORTUNITIES FUND - Class R5
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
THE HARTFORD GROWTH OPPORTUNITIES FUND (Prospectus Summary) | THE HARTFORD GROWTH OPPORTUNITIES FUND | THE HARTFORD GROWTH OPPORTUNITIES FUND - Class Y
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
THE HARTFORD GROWTH OPPORTUNITIES FUND | Russell 1000 Growth Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.71%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.75%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.02%
THE HARTFORD GROWTH OPPORTUNITIES FUND | Russell 3000 Growth Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 3000 Growth Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.64%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.88%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.30%
THE HARTFORD GROWTH OPPORTUNITIES FUND | THE HARTFORD GROWTH OPPORTUNITIES FUND - Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Exchange fees	rr_ExchangeFee	none
Management fees	rr_ManagementFeesOverAssets	0.71%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.38%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.34%
Less: Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.03%	[2]
Net operating expenses	rr_NetExpensesOverAssets	1.31%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	676
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	948
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,241
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,072
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	676
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	948
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,241
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,072
Annual Return 2001	rr_AnnualReturn2001	(24.11%)
Annual Return 2002	rr_AnnualReturn2002	(28.44%)
Annual Return 2003	rr_AnnualReturn2003	43.61%
Annual Return 2004	rr_AnnualReturn2004	16.13%
Annual Return 2005	rr_AnnualReturn2005	15.63%
Annual Return 2006	rr_AnnualReturn2006	11.44%
Annual Return 2007	rr_AnnualReturn2007	28.03%
Annual Return 2008	rr_AnnualReturn2008	(45.32%)
Annual Return 2009	rr_AnnualReturn2009	29.40%
Annual Return 2010	rr_AnnualReturn2010	16.95%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.52%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.21%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.57%
THE HARTFORD GROWTH OPPORTUNITIES FUND | THE HARTFORD GROWTH OPPORTUNITIES FUND - Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.52%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.22%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.94%
THE HARTFORD GROWTH OPPORTUNITIES FUND | THE HARTFORD GROWTH OPPORTUNITIES FUND - Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.84%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.53%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.13%
THE HARTFORD GROWTH OPPORTUNITIES FUND | THE HARTFORD GROWTH OPPORTUNITIES FUND - Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Exchange fees	rr_ExchangeFee	none
Management fees	rr_ManagementFeesOverAssets	0.71%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.46%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.17%
Less: Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.11%	[2]
Net operating expenses	rr_NetExpensesOverAssets	2.06%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	709
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	969
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,354
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,284
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	209
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	669
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,154
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,284
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class B Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.09%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.27%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.56%
THE HARTFORD GROWTH OPPORTUNITIES FUND | THE HARTFORD GROWTH OPPORTUNITIES FUND - Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Exchange fees	rr_ExchangeFee	none
Management fees	rr_ManagementFeesOverAssets	0.71%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.23%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.94%
Net operating expenses	rr_NetExpensesOverAssets	1.94%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	297
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	609
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,047
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,264
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	197
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	609
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,047
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,264
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.24%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.64%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.43%
THE HARTFORD GROWTH OPPORTUNITIES FUND | THE HARTFORD GROWTH OPPORTUNITIES FUND - Class L
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Exchange fees	rr_ExchangeFee	none
Management fees	rr_ManagementFeesOverAssets	0.71%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.25%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.21%
Net operating expenses	rr_NetExpensesOverAssets	1.21%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	592
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	841
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,108
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,871
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	592
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	841
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,108
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,871
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class L Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.70%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.61%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.89%
THE HARTFORD GROWTH OPPORTUNITIES FUND | THE HARTFORD GROWTH OPPORTUNITIES FUND - Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange fees	rr_ExchangeFee	none
Management fees	rr_ManagementFeesOverAssets	0.71%
Other expenses	rr_OtherExpensesOverAssets	0.21%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.92%
Net operating expenses	rr_NetExpensesOverAssets	0.92%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	94
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	293
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	509
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,131
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	94
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	293
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	509
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,131
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.41%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.71%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.31%
THE HARTFORD GROWTH OPPORTUNITIES FUND | THE HARTFORD GROWTH OPPORTUNITIES FUND - Class R3
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange fees	rr_ExchangeFee	none
Management fees	rr_ManagementFeesOverAssets	0.71%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.27%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.48%
Less: Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.03%	[2]
Net operating expenses	rr_NetExpensesOverAssets	1.45%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	148
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	465
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	805
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,766
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	148
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	465
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	805
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,766
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R3 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.74%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.26%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.29%
THE HARTFORD GROWTH OPPORTUNITIES FUND | THE HARTFORD GROWTH OPPORTUNITIES FUND - Class R4
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange fees	rr_ExchangeFee	none
Management fees	rr_ManagementFeesOverAssets	0.71%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.20%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.16%
Less: Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.01%	[2]
Net operating expenses	rr_NetExpensesOverAssets	1.15%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	117
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	367
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	637
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,408
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	117
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	367
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	637
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,408
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R4 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.13%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.56%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.44%
THE HARTFORD GROWTH OPPORTUNITIES FUND | THE HARTFORD GROWTH OPPORTUNITIES FUND - Class R5
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange fees	rr_ExchangeFee	none
Management fees	rr_ManagementFeesOverAssets	0.71%
Other expenses	rr_OtherExpensesOverAssets	0.15%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.86%
Less: Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.01%	[2]
Net operating expenses	rr_NetExpensesOverAssets	0.85%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	87
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	273
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	476
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,060
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	87
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	273
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	476
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,060
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R5 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.50%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.79%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.55%
THE HARTFORD GROWTH OPPORTUNITIES FUND | THE HARTFORD GROWTH OPPORTUNITIES FUND - Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange fees	rr_ExchangeFee	none
Management fees	rr_ManagementFeesOverAssets	0.71%
Other expenses	rr_OtherExpensesOverAssets	0.05%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.76%
Net operating expenses	rr_NetExpensesOverAssets	0.76%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	78
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	243
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	422
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	942
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	78
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	243
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	422
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	942
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class Y Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.62%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.87%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.60%

[1]	For investments over $1 million, a 1.00% maximum deferred sales charge may apply.
[2]	Hartford Investment Financial Services, LLC (the "Investment Manager") has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual fund operating expenses as follows: 1.36% (Class A), 2.11% (Class B), 2.11% (Class C), 1.36% (Class L), 1.11% (Class I), 1.45% (Class R3), 1.15% (Class R4), 0.85% (Class R5) and 0.85% (Class Y). In addition, Hartford Administrative Services Company ("HASCO"), the Fund's transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each contractual arrangement will remain in effect until February 29, 2012, and shall renew automatically for one-year terms unless the Investment Manager or HASCO, respectively, provides written notice of termination prior to the start of the next term or upon approval of the Board of Directors of the Fund.

THE HARTFORD MUNICIPAL REAL RETURN FUND (Prospectus Summary) | THE HARTFORD MUNICIPAL REAL RETURN FUND
THE HARTFORD MUNICIPAL REAL RETURN FUND (FORMERLY THE HARTFORD TAX-FREE NATIONAL FUND) SUMMARY SECTION
INVESTMENT GOAL.
The Fund seeks to provide current income exempt from federal income tax and after-tax inflation-adjusted total returns.

YOUR EXPENSES.
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in The Hartford Mutual Funds.  More information about these and other discounts is available from your financial professional and in the "Sales
Charge Reductions and Waivers" section beginning on page 30 of the Fund's prospectus and the "Purchase and Redemption of Shares" section beginning on page 151 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees THE HARTFORD MUNICIPAL REAL RETURN FUND (USD $)	THE HARTFORD MUNICIPAL REAL RETURN FUND-Class A		THE HARTFORD MUNICIPAL REAL RETURN FUND-Class B	THE HARTFORD MUNICIPAL REAL RETURN FUND-Class C	THE HARTFORD MUNICIPAL REAL RETURN FUND-Class L		THE HARTFORD MUNICIPAL REAL RETURN FUND-Class I	THE HARTFORD MUNICIPAL REAL RETURN FUND-Class Y
Maximum sales charge (load) imposed on purchases as a percentage of offering price	4.50%		none	none	4.50%		none	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	none	[1]	5.00%	1.00%	none	[1]	none	none
Exchange fees	none		none	none	none		none	none
[1]	For investments over $1 million, a 1.00% maximum deferred sales charge may apply.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses THE HARTFORD MUNICIPAL REAL RETURN FUND		THE HARTFORD MUNICIPAL REAL RETURN FUND-Class A	THE HARTFORD MUNICIPAL REAL RETURN FUND-Class B	THE HARTFORD MUNICIPAL REAL RETURN FUND-Class C	THE HARTFORD MUNICIPAL REAL RETURN FUND-Class L	THE HARTFORD MUNICIPAL REAL RETURN FUND-Class I	THE HARTFORD MUNICIPAL REAL RETURN FUND-Class Y
Management fees		0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Distribution and service (12b-1) fees		0.25%	1.00%	1.00%	0.25%
Other expenses		0.11%	0.17%	0.12%	0.15%	0.12%	0.07%
Total annual fund operating expenses		0.86%	1.67%	1.62%	0.90%	0.62%	0.57%
Less: Contractual expense reimbursement	[1]	0.01%	0.07%	0.02%	0.05%	0.02%
Net operating expenses	[1]	0.85%	1.60%	1.60%	0.85%	0.60%	0.57%
[1]	Hartford Investment Financial Services, LLC (the "Investment Manager") has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual fund operating expenses as follows: 0.85% (Class A), 1.60% (Class B), 1.60% (Class C), 0.85% (Class L) 0.60%, (Class I) and 0.60% (Class Y). In addition, Hartford Administrative Services Company ("HASCO"), the Fund's transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each contractual arrangement will remain in effect until February 29, 2012, and shall renew automatically for one-year terms unless the Investment Manager or HASCO, respectively, provides written notice of termination prior to the start of the next term or upon approval of the Board of Directors of the Fund.

EXAMPLE.
The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that:

o          Your investment has a 5% return each year

o          The Fund's operating expenses remain the same

o          You reinvest all dividends and distributions

o          You pay any deferred sales charge due for the applicable period.

Your actual costs may be higher or lower.  Based on these assumptions, for every
 $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Expense Example THE HARTFORD MUNICIPAL REAL RETURN FUND (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
THE HARTFORD MUNICIPAL REAL RETURN FUND-Class A	533	711	904	1,462
THE HARTFORD MUNICIPAL REAL RETURN FUND-Class B	663	820	1,101	1,754
THE HARTFORD MUNICIPAL REAL RETURN FUND-Class C	263	509	879	1,920
THE HARTFORD MUNICIPAL REAL RETURN FUND-Class L	533	719	921	1,504
THE HARTFORD MUNICIPAL REAL RETURN FUND-Class I	61	197	344	772
THE HARTFORD MUNICIPAL REAL RETURN FUND-Class Y	58	183	318	714

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption THE HARTFORD MUNICIPAL REAL RETURN FUND (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
THE HARTFORD MUNICIPAL REAL RETURN FUND-Class A	533	711	904	1,462
THE HARTFORD MUNICIPAL REAL RETURN FUND-Class B	163	520	901	1,754
THE HARTFORD MUNICIPAL REAL RETURN FUND-Class C	163	509	879	1,920
THE HARTFORD MUNICIPAL REAL RETURN FUND-Class L	533	719	921	1,504
THE HARTFORD MUNICIPAL REAL RETURN FUND-Class I	61	197	344	772
THE HARTFORD MUNICIPAL REAL RETURN FUND-Class Y	58	183	318	714

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when
it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual Fund operating expenses or in the examples, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 19% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY.
The Fund pursues its objective by investing
primarily in securities that pay interest that is exempt from federal income tax and that the sub-adviser, Hartford Investment Management Company ("Hartford
Investment Management"), considers to be attractive from a yield perspective while considering after-tax total return.  In order to maximize the Fund's after-tax real return, the Fund will invest in inflation-linked securities or inflation-linked derivatives (such as forwards, options, futures contracts or swap agreements, including Consumer Price Index (CPI) swaps).  "Real return"
equals total return less the estimated cost of inflation, generally measured by changes in an official inflation measure, such as the Consumer Price Index.  The extent to which the Fund will utilize inflation-linked derivatives depends on
Hartford Investment Management's view of inflation, deflation and general market conditions.  Hartford Investment Management intends that the Fund's inflation swap portfolio will hedge the sensitivity of the municipal portfolio to changes in inflation and inflation expectations.  Generally, if Hartford Investment
Management believes there is a risk of inflation impacting the Fund's total return, the Fund will buy inflation-linked securities or inflation-linked derivatives to reduce the effect of inflation on the Fund's after-tax total return.  A significant portion of the Fund's assets could be exposed to the effect of the Fund's investments in inflation-linked derivatives.  The Fund has a policy to invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in municipal securities the income from which is exempt from federal income tax; this policy cannot be changed without a shareholder vote.  The Fund primarily invests in tax-exempt obligations issued by states, territories, and possessions of the United States, and their political subdivisions, agencies and instrumentalities.  At least 80% of the tax-exempt obligations purchased by the Fund will be of "investment grade"
quality.  The Fund may invest up to 20% of its assets in securities with income subject to federal income tax, including the Alternative Minimum Tax.

MAIN RISKS.
The primary risks of investing in the Fund are described below.
When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.  An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  As with any fund, there is no guarantee that the Fund will achieve its goal.  For more information regarding risks and investment matters please see "Additional
Information Regarding Risks and Investment Strategies" in the Fund's prospectus.

Market Risk - Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably.  Securities may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

Interest Rate Risk - The possibility that your investment may go down in value when interest rates rise, because when interest rates rise, the prices of bonds and fixed rate loans fall.  Generally, the longer the maturity of a bond or fixed rate loan, the more sensitive it is to this risk.  Falling interest rates also create the potential for a decline in the Fund's income.  These risks are greater during periods of rising inflation.

Credit Risk - Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due.
Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the Fund's investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

Municipal Securities Risk - Municipal securities risks include the possibility that the issuer may be unable to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities.  In addition, state or local political or economic conditions and developments can adversely affect the obligations issued by state and local governments.  The value of the obligations owned by the Fund also may be adversely affected by future changes in federal or state income tax laws, including tax rate reductions or the determination that municipal securities are subject to taxation.

Derivatives Risk - Derivatives are instruments whose value depends on, or is derived from, the value of an underlying asset, reference rate or index.
Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund's original investment.  Successful use of derivative instruments by the Fund depends on the sub-adviser's judgment with respect to a number of factors and the Fund's performance could be worse than if it had not used these instruments.  In addition, the fluctuations in the value of derivatives may not correlate perfectly with the overall securities markets.

Swap Agreements Risk - A swap agreement is a two-party contract that generally obligates the parties to exchange payments based upon a specified reference security, index or index component. Swaps can involve greater risks than direct investment in securities or other similar instruments, because swaps may be leveraged and are subject to counterparty risk (e.g., the risk of a counterparty defaulting on the obligation or bankruptcy), credit risk and pricing risk (i.e., swaps may be difficult to value). Swaps may also be considered illiquid. It may not be possible for the fund to liquidate a swap position at an advantageous time or price, which may result in significant losses.

Call Risk - Call risk is the risk that an issuer, especially during a period of falling interest rates, may redeem a security by repaying it early, which may reduce the Fund's income if the proceeds are reinvested at lower interest rates.

Liquidity Risk - The risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell the investment at an advantageous time or price.  Securities that are liquid at the time of purchase may later become illiquid due to events relating to the issuer of the securities, market events, economic conditions or investor perceptions.  The value of illiquid securities may be lower than the market price of comparable liquid securities and thus negatively affect the Fund's net asset value.

Investment Strategy Risk - The risk that, if the sub-adviser's investment strategy does not perform as expected, the Fund could underperform its peers or lose money.  There is no guarantee that the Fund's investment objective will be achieved.

Active Trading Risk - Active trading could increase the Fund's transaction costs
(thus affecting performance) and may increase your taxable distributions.  These effects may also adversely affect Fund performance.

The Fund is subject to certain other risks, which are described elsewhere in this prospectus.

Past Performance.
The performance information below indicates the risks of
investing in the Fund.  Keep in mind that past performance does not indicate future results.  The performance information below reflects the Fund's previous investment strategy.  Updated performance information is available at
www.hartfordmutualfunds.com.  The returns:

o          Assume reinvestment of all dividends and distributions

o          Include the Fund's performance when it was managed by a previous investment adviser

o          Would be lower if the Fund's operating expenses had not been limited.

The bar chart:

o          Shows how the Fund's total return has varied from year to year

o          Does not include the effect of sales charges. If sales charges were reflected in the bar chart, returns would have been lower

o          Shows the returns of the Fund's Class A shares since the date the class commenced operations and the returns of Class E prior to that date.
Because all of the Fund's shares are invested in the same portfolio of securities, returns for the Fund's other classes differ only to the extent that the classes do not have the same expenses.

Total returns by calendar year (excludes sales charges)

Highest/Lowest quarterly results during the periods shown in the bar chart were:

Highest     9.42% (3rd quarter, 2009)  Lowest -10.43% (4th quarter, 2008)

AVERAGE ANNUAL RETURNS.
The table below shows returns for the Fund over time
compared to those of a broad-based market index.  After-tax returns, which are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes, are shown only for
Class A shares and will vary for other classes.  Returns prior to the inception date of certain classes of shares may reflect returns of another class of shares.  For more information regarding returns see the "Performance Notes"
section in the Fund's prospectus.

Actual after-tax returns, which depend on an investor's particular tax situation, may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average annual total returns for periods ending December 31, 2010 (including sales charges)
Average Annual Total Returns THE HARTFORD MUNICIPAL REAL RETURN FUND	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
THE HARTFORD MUNICIPAL REAL RETURN FUND-Class A	Class A Return Before Taxes	(1.51%)	(0.59%)	2.37%
THE HARTFORD MUNICIPAL REAL RETURN FUND-Class B	Class B Return Before Taxes	(2.53%)	(0.73%)	2.19%
THE HARTFORD MUNICIPAL REAL RETURN FUND-Class C	Class C Return Before Taxes	1.51%	(0.40%)	2.08%
THE HARTFORD MUNICIPAL REAL RETURN FUND-Class L	Class L Return Before Taxes	(1.44%)	(0.57%)	2.35%
THE HARTFORD MUNICIPAL REAL RETURN FUND-Class I	Class I Return Before Taxes	3.50%	0.55%	2.96%
THE HARTFORD MUNICIPAL REAL RETURN FUND-Class Y	Class Y Return Before Taxes	3.43%	0.57%	3.07%
After Taxes on Distributions THE HARTFORD MUNICIPAL REAL RETURN FUND-Class A	Class A After Taxes on Distributions	(1.51%)	(0.59%)	2.24%
After Taxes on Distributions and Sales THE HARTFORD MUNICIPAL REAL RETURN FUND-Class A	Class A After Taxes on Distributions and Sale of Fund Shares	0.65%	0.16%	2.59%
Barclays Capital Municipal Bond Index	Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	2.38%	4.09%	4.83%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
THE HARTFORD MUNICIPAL REAL RETURN FUND (Prospectus Summary) | THE HARTFORD MUNICIPAL REAL RETURN FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	THE HARTFORD MUNICIPAL REAL RETURN FUND (FORMERLY THE HARTFORD TAX-FREE NATIONAL FUND) SUMMARY SECTION
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT GOAL.
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks to provide current income exempt from federal income tax and after-tax inflation-adjusted total returns.

Expense, Heading	rr_ExpenseHeading	YOUR EXPENSES.
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in The Hartford Mutual Funds.  More information about these and other discounts is available from your financial professional and in the "Sales
Charge Reductions and Waivers" section beginning on page 30 of the Fund's prospectus and the "Purchase and Redemption of Shares" section beginning on page 151 of the Fund's statement of additional information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when
it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual Fund operating expenses or in the examples, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 19% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	19.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in The Hartford Mutual Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that:

o          Your investment has a 5% return each year

o          The Fund's operating expenses remain the same

o          You reinvest all dividends and distributions

o          You pay any deferred sales charge due for the applicable period.

Your actual costs may be higher or lower.  Based on these assumptions, for every
 $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY.
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund pursues its objective by investing
primarily in securities that pay interest that is exempt from federal income tax and that the sub-adviser, Hartford Investment Management Company ("Hartford
Investment Management"), considers to be attractive from a yield perspective while considering after-tax total return.  In order to maximize the Fund's after-tax real return, the Fund will invest in inflation-linked securities or inflation-linked derivatives (such as forwards, options, futures contracts or swap agreements, including Consumer Price Index (CPI) swaps).  "Real return"
equals total return less the estimated cost of inflation, generally measured by changes in an official inflation measure, such as the Consumer Price Index.  The extent to which the Fund will utilize inflation-linked derivatives depends on
Hartford Investment Management's view of inflation, deflation and general market conditions.  Hartford Investment Management intends that the Fund's inflation swap portfolio will hedge the sensitivity of the municipal portfolio to changes in inflation and inflation expectations.  Generally, if Hartford Investment
Management believes there is a risk of inflation impacting the Fund's total return, the Fund will buy inflation-linked securities or inflation-linked derivatives to reduce the effect of inflation on the Fund's after-tax total return.  A significant portion of the Fund's assets could be exposed to the effect of the Fund's investments in inflation-linked derivatives.  The Fund has a policy to invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in municipal securities the income from which is exempt from federal income tax; this policy cannot be changed without a shareholder vote.  The Fund primarily invests in tax-exempt obligations issued by states, territories, and possessions of the United States, and their political subdivisions, agencies and instrumentalities.  At least 80% of the tax-exempt obligations purchased by the Fund will be of "investment grade"
quality.  The Fund may invest up to 20% of its assets in securities with income subject to federal income tax, including the Alternative Minimum Tax.

Risk, Heading	rr_RiskHeading	MAIN RISKS.
Risk, Narrative	rr_RiskNarrativeTextBlock
The primary risks of investing in the Fund are described below.
When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.  An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  As with any fund, there is no guarantee that the Fund will achieve its goal.  For more information regarding risks and investment matters please see "Additional
Information Regarding Risks and Investment Strategies" in the Fund's prospectus.

Market Risk - Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably.  Securities may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

Interest Rate Risk - The possibility that your investment may go down in value when interest rates rise, because when interest rates rise, the prices of bonds and fixed rate loans fall.  Generally, the longer the maturity of a bond or fixed rate loan, the more sensitive it is to this risk.  Falling interest rates also create the potential for a decline in the Fund's income.  These risks are greater during periods of rising inflation.

Credit Risk - Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due.
Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the Fund's investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

Municipal Securities Risk - Municipal securities risks include the possibility that the issuer may be unable to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities.  In addition, state or local political or economic conditions and developments can adversely affect the obligations issued by state and local governments.  The value of the obligations owned by the Fund also may be adversely affected by future changes in federal or state income tax laws, including tax rate reductions or the determination that municipal securities are subject to taxation.

Derivatives Risk - Derivatives are instruments whose value depends on, or is derived from, the value of an underlying asset, reference rate or index.
Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund's original investment.  Successful use of derivative instruments by the Fund depends on the sub-adviser's judgment with respect to a number of factors and the Fund's performance could be worse than if it had not used these instruments.  In addition, the fluctuations in the value of derivatives may not correlate perfectly with the overall securities markets.

Swap Agreements Risk - A swap agreement is a two-party contract that generally obligates the parties to exchange payments based upon a specified reference security, index or index component. Swaps can involve greater risks than direct investment in securities or other similar instruments, because swaps may be leveraged and are subject to counterparty risk (e.g., the risk of a counterparty defaulting on the obligation or bankruptcy), credit risk and pricing risk (i.e., swaps may be difficult to value). Swaps may also be considered illiquid. It may not be possible for the fund to liquidate a swap position at an advantageous time or price, which may result in significant losses.

Call Risk - Call risk is the risk that an issuer, especially during a period of falling interest rates, may redeem a security by repaying it early, which may reduce the Fund's income if the proceeds are reinvested at lower interest rates.

Liquidity Risk - The risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell the investment at an advantageous time or price.  Securities that are liquid at the time of purchase may later become illiquid due to events relating to the issuer of the securities, market events, economic conditions or investor perceptions.  The value of illiquid securities may be lower than the market price of comparable liquid securities and thus negatively affect the Fund's net asset value.

Investment Strategy Risk - The risk that, if the sub-adviser's investment strategy does not perform as expected, the Fund could underperform its peers or lose money.  There is no guarantee that the Fund's investment objective will be achieved.

Active Trading Risk - Active trading could increase the Fund's transaction costs
(thus affecting performance) and may increase your taxable distributions.  These effects may also adversely affect Fund performance.

The Fund is subject to certain other risks, which are described elsewhere in this prospectus.

Risk, Lose Money	rr_RiskLoseMoney	When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Past Performance.
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The performance information below indicates the risks of
investing in the Fund.  Keep in mind that past performance does not indicate future results.  The performance information below reflects the Fund's previous investment strategy.  Updated performance information is available at
www.hartfordmutualfunds.com.  The returns:

o          Assume reinvestment of all dividends and distributions

o          Include the Fund's performance when it was managed by a previous investment adviser

o          Would be lower if the Fund's operating expenses had not been limited.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below indicates the risks of investing in the Fund. Shows how the Fund's total return has varied from year to year
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.hartfordmutualfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that past performance does not indicate future results.
Bar Chart, Heading	rr_BarChartHeading	Total returns by calendar year (excludes sales charges)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart:

o          Shows how the Fund's total return has varied from year to year

o          Does not include the effect of sales charges. If sales charges were reflected in the bar chart, returns would have been lower

o          Shows the returns of the Fund's Class A shares since the date the class commenced operations and the returns of Class E prior to that date.
Because all of the Fund's shares are invested in the same portfolio of securities, returns for the Fund's other classes differ only to the extent that the classes do not have the same expenses.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Does not include the effect of sales charges. If sales charges were reflected in the bar chart, returns would have been lower
Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest/Lowest quarterly results during the periods shown in the bar chart were:

Highest     9.42% (3rd quarter, 2009)  Lowest -10.43% (4th quarter, 2008)

Performance Table, Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL RETURNS.
Performance Table, Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	including sales charges
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns, which are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes, are shown only for Class A shares and will vary for other classes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns, which depend on an investor's particular tax situation, may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns, which are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes, are shown only for Class A shares and will vary for other classes.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The table below shows returns for the Fund over time
compared to those of a broad-based market index.  After-tax returns, which are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes, are shown only for
Class A shares and will vary for other classes.  Returns prior to the inception date of certain classes of shares may reflect returns of another class of shares.  For more information regarding returns see the "Performance Notes"
section in the Fund's prospectus.

Actual after-tax returns, which depend on an investor's particular tax situation, may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average annual total returns for periods ending December 31, 2010 (including sales charges)
THE HARTFORD MUNICIPAL REAL RETURN FUND (Prospectus Summary) | THE HARTFORD MUNICIPAL REAL RETURN FUND | THE HARTFORD MUNICIPAL REAL RETURN FUND-Class A
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.42%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.43%)
THE HARTFORD MUNICIPAL REAL RETURN FUND (Prospectus Summary) | THE HARTFORD MUNICIPAL REAL RETURN FUND | THE HARTFORD MUNICIPAL REAL RETURN FUND-Class B
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
THE HARTFORD MUNICIPAL REAL RETURN FUND (Prospectus Summary) | THE HARTFORD MUNICIPAL REAL RETURN FUND | THE HARTFORD MUNICIPAL REAL RETURN FUND-Class C
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
THE HARTFORD MUNICIPAL REAL RETURN FUND (Prospectus Summary) | THE HARTFORD MUNICIPAL REAL RETURN FUND | THE HARTFORD MUNICIPAL REAL RETURN FUND-Class L
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
THE HARTFORD MUNICIPAL REAL RETURN FUND (Prospectus Summary) | THE HARTFORD MUNICIPAL REAL RETURN FUND | THE HARTFORD MUNICIPAL REAL RETURN FUND-Class I
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
THE HARTFORD MUNICIPAL REAL RETURN FUND (Prospectus Summary) | THE HARTFORD MUNICIPAL REAL RETURN FUND | THE HARTFORD MUNICIPAL REAL RETURN FUND-Class Y
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
THE HARTFORD MUNICIPAL REAL RETURN FUND | Barclays Capital Municipal Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.38%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.09%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.83%
THE HARTFORD MUNICIPAL REAL RETURN FUND | THE HARTFORD MUNICIPAL REAL RETURN FUND-Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Exchange fees	rr_ExchangeFee	none
Management fees	rr_ManagementFeesOverAssets	0.50%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.11%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.86%
Less: Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.01%	[2]
Net operating expenses	rr_NetExpensesOverAssets	0.85%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	533
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	711
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	904
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,462
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	533
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	711
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	904
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,462
Annual Return 2001	rr_AnnualReturn2001	3.50%
Annual Return 2002	rr_AnnualReturn2002	9.70%
Annual Return 2003	rr_AnnualReturn2003	4.68%
Annual Return 2004	rr_AnnualReturn2004	5.22%
Annual Return 2005	rr_AnnualReturn2005	4.16%
Annual Return 2006	rr_AnnualReturn2006	5.78%
Annual Return 2007	rr_AnnualReturn2007	(1.98%)
Annual Return 2008	rr_AnnualReturn2008	(18.99%)
Annual Return 2009	rr_AnnualReturn2009	17.35%
Annual Return 2010	rr_AnnualReturn2010	3.14%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.51%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.59%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.37%
THE HARTFORD MUNICIPAL REAL RETURN FUND | THE HARTFORD MUNICIPAL REAL RETURN FUND-Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.51%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.59%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.24%
THE HARTFORD MUNICIPAL REAL RETURN FUND | THE HARTFORD MUNICIPAL REAL RETURN FUND-Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.65%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.16%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.59%
THE HARTFORD MUNICIPAL REAL RETURN FUND | THE HARTFORD MUNICIPAL REAL RETURN FUND-Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Exchange fees	rr_ExchangeFee	none
Management fees	rr_ManagementFeesOverAssets	0.50%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.17%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.67%
Less: Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.07%	[2]
Net operating expenses	rr_NetExpensesOverAssets	1.60%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	663
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	820
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,101
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,754
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	163
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	520
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	901
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,754
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class B Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.53%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.73%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.19%
THE HARTFORD MUNICIPAL REAL RETURN FUND | THE HARTFORD MUNICIPAL REAL RETURN FUND-Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Exchange fees	rr_ExchangeFee	none
Management fees	rr_ManagementFeesOverAssets	0.50%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.12%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.62%
Less: Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.02%	[2]
Net operating expenses	rr_NetExpensesOverAssets	1.60%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	263
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	509
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	879
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,920
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	163
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	509
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	879
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,920
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.51%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.40%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.08%
THE HARTFORD MUNICIPAL REAL RETURN FUND | THE HARTFORD MUNICIPAL REAL RETURN FUND-Class L
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Exchange fees	rr_ExchangeFee	none
Management fees	rr_ManagementFeesOverAssets	0.50%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.15%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.90%
Less: Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.05%	[2]
Net operating expenses	rr_NetExpensesOverAssets	0.85%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	533
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	719
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	921
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,504
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	533
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	719
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	921
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,504
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class L Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.44%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.57%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.35%
THE HARTFORD MUNICIPAL REAL RETURN FUND | THE HARTFORD MUNICIPAL REAL RETURN FUND-Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange fees	rr_ExchangeFee	none
Management fees	rr_ManagementFeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.12%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.62%
Less: Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.02%	[2]
Net operating expenses	rr_NetExpensesOverAssets	0.60%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	61
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	197
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	344
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	772
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	61
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	197
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	344
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	772
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.50%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.55%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.96%
THE HARTFORD MUNICIPAL REAL RETURN FUND | THE HARTFORD MUNICIPAL REAL RETURN FUND-Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange fees	rr_ExchangeFee	none
Management fees	rr_ManagementFeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.07%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.57%
Net operating expenses	rr_NetExpensesOverAssets	0.57%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	58
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	183
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	318
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	714
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	58
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	183
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	318
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	714
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class Y Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.43%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.57%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.07%

[1]	For investments over $1 million, a 1.00% maximum deferred sales charge may apply.
[2]	Hartford Investment Financial Services, LLC (the "Investment Manager") has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual fund operating expenses as follows: 0.85% (Class A), 1.60% (Class B), 1.60% (Class C), 0.85% (Class L) 0.60%, (Class I) and 0.60% (Class Y). In addition, Hartford Administrative Services Company ("HASCO"), the Fund's transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each contractual arrangement will remain in effect until February 29, 2012, and shall renew automatically for one-year terms unless the Investment Manager or HASCO, respectively, provides written notice of termination prior to the start of the next term or upon approval of the Board of Directors of the Fund.

THE HARTFORD SMALLCAP GROWTH FUND (Prospectus Summary) | THE HARTFORD SMALLCAP GROWTH FUND
THE HARTFORD SMALLCAP GROWTH FUND SUMMARY SECTION
INVESTMENT GOAL.
The Fund seeks long-term capital appreciation.

YOUR EXPENSES.
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in The Hartford Mutual Funds.  More information about these and other discounts is available from your financial professional and in the "Sales
Charge Reductions and Waivers" section beginning on page 26 of the Fund's prospectus and the "Purchase and Redemption of Shares" section beginning on page 151 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees THE HARTFORD SMALLCAP GROWTH FUND (USD $)	THE HARTFORD SMALLCAP GROWTH FUND - Class A		THE HARTFORD SMALLCAP GROWTH FUND - Class B	THE HARTFORD SMALLCAP GROWTH FUND - Class C	THE HARTFORD SMALLCAP GROWTH FUND - Class L		THE HARTFORD SMALLCAP GROWTH FUND - Class I	THE HARTFORD SMALLCAP GROWTH FUND - Class R3	THE HARTFORD SMALLCAP GROWTH FUND - Class R4	THE HARTFORD SMALLCAP GROWTH FUND - Class R5	THE HARTFORD SMALLCAP GROWTH FUND - Class Y
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.50%		none	none	4.75%		none	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	none	[1]	5.00%	1.00%	none	[1]	none	none	none	none	none
Exchange fees	none		none	none	none		none	none	none	none	none
[1]	For investments over $1 million, a 1.00% maximum deferred sales charge may apply.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses THE HARTFORD SMALLCAP GROWTH FUND		THE HARTFORD SMALLCAP GROWTH FUND - Class A	THE HARTFORD SMALLCAP GROWTH FUND - Class B	THE HARTFORD SMALLCAP GROWTH FUND - Class C	THE HARTFORD SMALLCAP GROWTH FUND - Class L	THE HARTFORD SMALLCAP GROWTH FUND - Class I	THE HARTFORD SMALLCAP GROWTH FUND - Class R3	THE HARTFORD SMALLCAP GROWTH FUND - Class R4	THE HARTFORD SMALLCAP GROWTH FUND - Class R5	THE HARTFORD SMALLCAP GROWTH FUND - Class Y
Management fees		0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%
Distribution and service (12b-1) fees		0.25%	1.00%	1.00%	0.25%		0.50%	0.25%
Other expenses		0.52%	0.74%	0.49%	0.52%	0.38%	0.42%	0.28%	0.24%	0.10%
Total annual fund operating expenses		1.62%	2.59%	2.34%	1.62%	1.23%	1.77%	1.38%	1.09%	0.95%
Less: Contractual expense reimbursement	[1]	0.22%	0.44%	0.19%	0.22%	0.08%	0.17%	0.08%	0.09%
Net operating expenses	[1]	1.40%	2.15%	2.15%	1.40%	1.15%	1.60%	1.30%	1.00%	0.95%
[1]	Hartford Investment Financial Services, LLC (the "Investment Manager") has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual fund operating expenses as follows: 1.40% (Class A), 2.15% (Class B), 2.15% (Class C), 1.40% (Class L), 1.15% (Class I), 1.60% (Class R3), 1.30% (Class R4), 1.00% (Class R5) and 0.95% (Class Y). In addition, Hartford Administrative Services Company ("HASCO"), the Fund's transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each contractual arrangement will remain in effect until February 29, 2012, and shall renew automatically for one-year terms unless the Investment Manager or HASCO, respectively, provides written notice of termination prior to the start of the next term or upon approval of the Board of Directors of the Fund.

EXAMPLE.
The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that:

o          Your investment has a 5% return each year

o          The Fund's operating expenses remain the same

o          You reinvest all dividends and distributions

o          You pay any deferred sales charge due for the applicable period.

Your actual costs may be higher or lower.  Based on these assumptions, for every
 $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Expense Example THE HARTFORD SMALLCAP GROWTH FUND (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
THE HARTFORD SMALLCAP GROWTH FUND - Class A	685	1,013	1,363	2,349
THE HARTFORD SMALLCAP GROWTH FUND - Class B	718	1,064	1,536	2,654
THE HARTFORD SMALLCAP GROWTH FUND - Class C	318	712	1,233	2,662
THE HARTFORD SMALLCAP GROWTH FUND - Class L	611	941	1,295	2,288
THE HARTFORD SMALLCAP GROWTH FUND - Class I	117	382	668	1,482
THE HARTFORD SMALLCAP GROWTH FUND - Class R3	163	541	943	2,070
THE HARTFORD SMALLCAP GROWTH FUND - Class R4	132	429	748	1,651
THE HARTFORD SMALLCAP GROWTH FUND - Class R5	102	338	592	1,321
THE HARTFORD SMALLCAP GROWTH FUND - Class Y	97	303	525	1,166

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption THE HARTFORD SMALLCAP GROWTH FUND (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
THE HARTFORD SMALLCAP GROWTH FUND - Class A	685	1,013	1,363	2,349
THE HARTFORD SMALLCAP GROWTH FUND - Class B	218	764	1,336	2,654
THE HARTFORD SMALLCAP GROWTH FUND - Class C	218	712	1,233	2,662
THE HARTFORD SMALLCAP GROWTH FUND - Class L	611	941	1,295	2,288
THE HARTFORD SMALLCAP GROWTH FUND - Class I	117	382	668	1,482
THE HARTFORD SMALLCAP GROWTH FUND - Class R3	163	541	943	2,070
THE HARTFORD SMALLCAP GROWTH FUND - Class R4	132	429	748	1,651
THE HARTFORD SMALLCAP GROWTH FUND - Class R5	102	338	592	1,321
THE HARTFORD SMALLCAP GROWTH FUND - Class Y	97	303	525	1,166

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when
it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual Fund operating expenses or in the examples, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 137% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY.
The Fund seeks its goal by investing primarily
in common stocks of small capitalization companies that the Fund's sub-adviser,
Wellington Management Company, LLP ("Wellington Management"), believes have superior growth potential.  Under normal circumstances, the Fund invests at least 80% of its assets in common stocks of small capitalization companies.  The
Fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities, and may trade securities actively.  The Fund employs a multi-portfolio manager structure whereby portions of the Fund's cash flows are allocated among different portfolio management teams who employ distinct investment styles intended to complement one another.

The Fund defines small capitalization companies as companies with market capitalizations within the collective range of the Russell 2000 and S&P SmallCap
600 Indices. As of December 31, 2010, this range was approximately  $10 million to  $5.1 billion.

MAIN RISKS.
The primary risks of investing in the Fund are described below.
When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.  An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  As with any fund, there is no guarantee that the Fund will achieve its goal.  For more information regarding risks and investment matters please see "Additional
Information Regarding Risks and Investment Strategies" in the Fund's prospectus.

Market Risk - Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably.  Securities may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

Small Cap Stock Risk - Small capitalization stocks may be more risky than stocks of larger companies.  Many of these companies are young and have limited operating or business history.  Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.  Smaller capitalization stocks are often more difficult to value or dispose of, more difficult to obtain information about and more volatile than stocks of larger, more established companies.

Growth Orientation Risk -  The price of a growth company's stock may decrease, or may not increase to the level anticipated by the sub-adviser.  In addition, growth stocks may be more volatile than other stocks because they are more sensitive to investors' perceptions of the issuing company's growth potential.
Also, the growth investing style may over time go in and out of favor.  At times when the investing style used by the Fund is out of favor, the Fund may underperform other equity funds that use different investing styles.

Investment Strategy Risk - The risk that, if the sub-adviser's investment strategy does not perform as expected, the Fund could underperform its peers or lose money.  There is no guarantee that the Fund's investment objective will be achieved.

Foreign Investments Risk - Investments in foreign securities may be riskier than investments in U.S. securities.  Differences between the U.S. and foreign regulatory regimes and securities markets, including the less stringent investor protection and disclosure standards of some foreign markets, as well as political and economic developments in foreign countries, may affect the value of the Fund's investments in foreign securities.  Foreign securities will also subject the Fund's investments to changes in currency rates.

Active Trading Risk - Active trading could increase the Fund's transaction costs
(thus affecting performance) and may increase your taxable distributions.  These effects may also adversely affect Fund performance.

The Fund is subject to certain other risks, which are described elsewhere in this prospectus.

PAST PERFORMANCE.
The performance information below indicates the risks of
investing in the Fund.  Keep in mind that past performance does not indicate future results.  Updated performance information is available at
www.hartfordmutualfunds.com.  The returns:

o          Assume reinvestment of all dividends and distributions

o          Include the Fund's performance when it was managed by a previous investment adviser and when a portion of the Fund's portfolio was managed by a previous sub-adviser

o          Would be lower if the Fund's operating expenses had not been limited.

The bar chart:

o          Shows how the Fund's total return has varied from year to year

o          Does not include the effect of sales charges. If sales charges were reflected in the bar chart, returns would have been lower

o          Shows the returns of the Fund's Class A shares since the date the class commenced operations and the returns of Class L prior to that date.
Because all of the Fund's shares are invested in the same portfolio of securities, returns for the Fund's other classes differ only to the extent that the classes do not have the same expenses.

Total returns by calendar year (excludes sales charges)

Highest/Lowest quarterly results during the periods shown in the bar chart were:

Highest     32.27% (4th quarter, 2001)  Lowest  -29.47% (3rd quarter, 2001)

AVERAGE ANNUAL RETURNS.
The table below shows returns for the Fund over time
compared to those of a broad-based market index.  After-tax returns, which are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes, are shown only for
Class A shares and will vary for other classes.  Returns prior to the inception date of certain classes of shares may reflect returns of another class of shares.  For more information regarding returns see the "Performance Notes"
section in the Fund's prospectus.

Actual after-tax returns, which depend on an investor's particular tax situation, may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average annual total returns for periods ending December 31, 2010 (including sales charges)
Average Annual Total Returns THE HARTFORD SMALLCAP GROWTH FUND	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
THE HARTFORD SMALLCAP GROWTH FUND - Class A	Class A Return Before Taxes	26.87%	1.56%	1.21%
THE HARTFORD SMALLCAP GROWTH FUND - Class B	Class B Return Before Taxes	28.20%	1.70%	1.26%
THE HARTFORD SMALLCAP GROWTH FUND - Class C	Class C Return Before Taxes	32.21%	1.88%	1.03%
THE HARTFORD SMALLCAP GROWTH FUND - Class L	Class L Return Before Taxes	28.09%	1.81%	1.36%
THE HARTFORD SMALLCAP GROWTH FUND - Class I	Class I Return Before Taxes	34.58%	2.82%	1.84%
THE HARTFORD SMALLCAP GROWTH FUND - Class R3	Class R3 Return Before Taxes	33.92%	2.53%	1.86%
THE HARTFORD SMALLCAP GROWTH FUND - Class R4	Class R4 Return Before Taxes	34.33%	2.73%	1.96%
THE HARTFORD SMALLCAP GROWTH FUND - Class R5	Class R5 Return Before Taxes	34.75%	2.97%	2.08%
THE HARTFORD SMALLCAP GROWTH FUND - Class Y	Class Y Return Before Taxes	34.89%	3.03%	2.11%
After Taxes on Distributions THE HARTFORD SMALLCAP GROWTH FUND - Class A	Class A After Taxes on Distributions	26.87%	1.17%	0.98%
After Taxes on Distributions and Sales THE HARTFORD SMALLCAP GROWTH FUND - Class A	Class A After Taxes on Distributions and Sale of Fund Shares	17.46%	1.25%	0.98%
Russell 2000 Growth Index	Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)	29.09%	5.30%	3.78%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
THE HARTFORD SMALLCAP GROWTH FUND (Prospectus Summary) | THE HARTFORD SMALLCAP GROWTH FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	THE HARTFORD SMALLCAP GROWTH FUND SUMMARY SECTION
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT GOAL.
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks long-term capital appreciation.

Expense, Heading	rr_ExpenseHeading	YOUR EXPENSES.
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in The Hartford Mutual Funds.  More information about these and other discounts is available from your financial professional and in the "Sales
Charge Reductions and Waivers" section beginning on page 26 of the Fund's prospectus and the "Purchase and Redemption of Shares" section beginning on page 151 of the Fund's statement of additional information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when
it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual Fund operating expenses or in the examples, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 137% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	137.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in The Hartford Mutual Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that:

o          Your investment has a 5% return each year

o          The Fund's operating expenses remain the same

o          You reinvest all dividends and distributions

o          You pay any deferred sales charge due for the applicable period.

Your actual costs may be higher or lower.  Based on these assumptions, for every
 $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY.
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund seeks its goal by investing primarily
in common stocks of small capitalization companies that the Fund's sub-adviser,
Wellington Management Company, LLP ("Wellington Management"), believes have superior growth potential.  Under normal circumstances, the Fund invests at least 80% of its assets in common stocks of small capitalization companies.  The
Fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities, and may trade securities actively.  The Fund employs a multi-portfolio manager structure whereby portions of the Fund's cash flows are allocated among different portfolio management teams who employ distinct investment styles intended to complement one another.

The Fund defines small capitalization companies as companies with market capitalizations within the collective range of the Russell 2000 and S&P SmallCap
600 Indices. As of December 31, 2010, this range was approximately  $10 million to  $5.1 billion.

Risk, Heading	rr_RiskHeading	MAIN RISKS.
Risk, Narrative	rr_RiskNarrativeTextBlock
The primary risks of investing in the Fund are described below.
When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.  An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  As with any fund, there is no guarantee that the Fund will achieve its goal.  For more information regarding risks and investment matters please see "Additional
Information Regarding Risks and Investment Strategies" in the Fund's prospectus.

Market Risk - Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably.  Securities may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

Small Cap Stock Risk - Small capitalization stocks may be more risky than stocks of larger companies.  Many of these companies are young and have limited operating or business history.  Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.  Smaller capitalization stocks are often more difficult to value or dispose of, more difficult to obtain information about and more volatile than stocks of larger, more established companies.

Growth Orientation Risk -  The price of a growth company's stock may decrease, or may not increase to the level anticipated by the sub-adviser.  In addition, growth stocks may be more volatile than other stocks because they are more sensitive to investors' perceptions of the issuing company's growth potential.
Also, the growth investing style may over time go in and out of favor.  At times when the investing style used by the Fund is out of favor, the Fund may underperform other equity funds that use different investing styles.

Investment Strategy Risk - The risk that, if the sub-adviser's investment strategy does not perform as expected, the Fund could underperform its peers or lose money.  There is no guarantee that the Fund's investment objective will be achieved.

Foreign Investments Risk - Investments in foreign securities may be riskier than investments in U.S. securities.  Differences between the U.S. and foreign regulatory regimes and securities markets, including the less stringent investor protection and disclosure standards of some foreign markets, as well as political and economic developments in foreign countries, may affect the value of the Fund's investments in foreign securities.  Foreign securities will also subject the Fund's investments to changes in currency rates.

Active Trading Risk - Active trading could increase the Fund's transaction costs
(thus affecting performance) and may increase your taxable distributions.  These effects may also adversely affect Fund performance.

The Fund is subject to certain other risks, which are described elsewhere in this prospectus.

Risk, Lose Money	rr_RiskLoseMoney	When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE.
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The performance information below indicates the risks of
investing in the Fund.  Keep in mind that past performance does not indicate future results.  Updated performance information is available at
www.hartfordmutualfunds.com.  The returns:

o          Assume reinvestment of all dividends and distributions

o          Include the Fund's performance when it was managed by a previous investment adviser and when a portion of the Fund's portfolio was managed by a previous sub-adviser

o          Would be lower if the Fund's operating expenses had not been limited.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below indicates the risks of investing in the Fund. Shows how the Fund's total return has varied from year to year
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.hartfordmutualfunds.com.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that past performance does not indicate future results.
Bar Chart, Heading	rr_BarChartHeading	Total returns by calendar year (excludes sales charges)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart:

o          Shows how the Fund's total return has varied from year to year

o          Does not include the effect of sales charges. If sales charges were reflected in the bar chart, returns would have been lower

o          Shows the returns of the Fund's Class A shares since the date the class commenced operations and the returns of Class L prior to that date.
Because all of the Fund's shares are invested in the same portfolio of securities, returns for the Fund's other classes differ only to the extent that the classes do not have the same expenses.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Does not include the effect of sales charges. If sales charges were reflected in the bar chart, returns would have been lower
Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest/Lowest quarterly results during the periods shown in the bar chart were:

Highest     32.27% (4th quarter, 2001)  Lowest  -29.47% (3rd quarter, 2001)

Performance Table, Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL RETURNS.
Performance Table, Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	including sales charges
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns, which are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes, are shown only for Class A shares and will vary for other classes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns, which depend on an investor's particular tax situation, may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns, which are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes, are shown only for Class A shares and will vary for other classes.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The table below shows returns for the Fund over time
compared to those of a broad-based market index.  After-tax returns, which are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes, are shown only for
Class A shares and will vary for other classes.  Returns prior to the inception date of certain classes of shares may reflect returns of another class of shares.  For more information regarding returns see the "Performance Notes"
section in the Fund's prospectus.

Actual after-tax returns, which depend on an investor's particular tax situation, may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average annual total returns for periods ending December 31, 2010 (including sales charges)
THE HARTFORD SMALLCAP GROWTH FUND (Prospectus Summary) | THE HARTFORD SMALLCAP GROWTH FUND | THE HARTFORD SMALLCAP GROWTH FUND - Class A
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	32.27%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2001
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.47%)
THE HARTFORD SMALLCAP GROWTH FUND (Prospectus Summary) | THE HARTFORD SMALLCAP GROWTH FUND | THE HARTFORD SMALLCAP GROWTH FUND - Class B
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
THE HARTFORD SMALLCAP GROWTH FUND (Prospectus Summary) | THE HARTFORD SMALLCAP GROWTH FUND | THE HARTFORD SMALLCAP GROWTH FUND - Class C
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
THE HARTFORD SMALLCAP GROWTH FUND (Prospectus Summary) | THE HARTFORD SMALLCAP GROWTH FUND | THE HARTFORD SMALLCAP GROWTH FUND - Class L
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
THE HARTFORD SMALLCAP GROWTH FUND (Prospectus Summary) | THE HARTFORD SMALLCAP GROWTH FUND | THE HARTFORD SMALLCAP GROWTH FUND - Class I
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
THE HARTFORD SMALLCAP GROWTH FUND (Prospectus Summary) | THE HARTFORD SMALLCAP GROWTH FUND | THE HARTFORD SMALLCAP GROWTH FUND - Class R3
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
THE HARTFORD SMALLCAP GROWTH FUND (Prospectus Summary) | THE HARTFORD SMALLCAP GROWTH FUND | THE HARTFORD SMALLCAP GROWTH FUND - Class R4
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
THE HARTFORD SMALLCAP GROWTH FUND (Prospectus Summary) | THE HARTFORD SMALLCAP GROWTH FUND | THE HARTFORD SMALLCAP GROWTH FUND - Class R5
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
THE HARTFORD SMALLCAP GROWTH FUND (Prospectus Summary) | THE HARTFORD SMALLCAP GROWTH FUND | THE HARTFORD SMALLCAP GROWTH FUND - Class Y
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
THE HARTFORD SMALLCAP GROWTH FUND | Russell 2000 Growth Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	29.09%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.30%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.78%
THE HARTFORD SMALLCAP GROWTH FUND | THE HARTFORD SMALLCAP GROWTH FUND - Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Exchange fees	rr_ExchangeFee	none
Management fees	rr_ManagementFeesOverAssets	0.85%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.52%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.62%
Less: Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.22%	[2]
Net operating expenses	rr_NetExpensesOverAssets	1.40%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	685
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,013
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,363
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,349
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	685
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,013
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,363
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,349
Annual Return 2001	rr_AnnualReturn2001	(21.97%)
Annual Return 2002	rr_AnnualReturn2002	(29.08%)
Annual Return 2003	rr_AnnualReturn2003	49.28%
Annual Return 2004	rr_AnnualReturn2004	15.12%
Annual Return 2005	rr_AnnualReturn2005	9.74%
Annual Return 2006	rr_AnnualReturn2006	5.45%
Annual Return 2007	rr_AnnualReturn2007	(2.35%)
Annual Return 2008	rr_AnnualReturn2008	(37.63%)
Annual Return 2009	rr_AnnualReturn2009	32.60%
Annual Return 2010	rr_AnnualReturn2010	34.25%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	26.87%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.56%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.21%
THE HARTFORD SMALLCAP GROWTH FUND | THE HARTFORD SMALLCAP GROWTH FUND - Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	26.87%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.17%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.98%
THE HARTFORD SMALLCAP GROWTH FUND | THE HARTFORD SMALLCAP GROWTH FUND - Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.46%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.25%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.98%
THE HARTFORD SMALLCAP GROWTH FUND | THE HARTFORD SMALLCAP GROWTH FUND - Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Exchange fees	rr_ExchangeFee	none
Management fees	rr_ManagementFeesOverAssets	0.85%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.74%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.59%
Less: Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.44%	[2]
Net operating expenses	rr_NetExpensesOverAssets	2.15%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	718
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,064
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,536
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,654
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	218
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	764
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,336
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,654
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class B Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	28.20%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.70%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.26%
THE HARTFORD SMALLCAP GROWTH FUND | THE HARTFORD SMALLCAP GROWTH FUND - Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Exchange fees	rr_ExchangeFee	none
Management fees	rr_ManagementFeesOverAssets	0.85%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.49%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.34%
Less: Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.19%	[2]
Net operating expenses	rr_NetExpensesOverAssets	2.15%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	318
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	712
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,233
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,662
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	218
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	712
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,233
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,662
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	32.21%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.88%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.03%
THE HARTFORD SMALLCAP GROWTH FUND | THE HARTFORD SMALLCAP GROWTH FUND - Class L
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Exchange fees	rr_ExchangeFee	none
Management fees	rr_ManagementFeesOverAssets	0.85%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.52%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.62%
Less: Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.22%	[2]
Net operating expenses	rr_NetExpensesOverAssets	1.40%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	611
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	941
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,295
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,288
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	611
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	941
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,295
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,288
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class L Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	28.09%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.81%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.36%
THE HARTFORD SMALLCAP GROWTH FUND | THE HARTFORD SMALLCAP GROWTH FUND - Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange fees	rr_ExchangeFee	none
Management fees	rr_ManagementFeesOverAssets	0.85%
Other expenses	rr_OtherExpensesOverAssets	0.38%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.23%
Less: Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.08%	[2]
Net operating expenses	rr_NetExpensesOverAssets	1.15%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	117
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	382
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	668
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,482
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	117
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	382
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	668
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,482
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	34.58%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.82%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.84%
THE HARTFORD SMALLCAP GROWTH FUND | THE HARTFORD SMALLCAP GROWTH FUND - Class R3
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange fees	rr_ExchangeFee	none
Management fees	rr_ManagementFeesOverAssets	0.85%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.42%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.77%
Less: Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.17%	[2]
Net operating expenses	rr_NetExpensesOverAssets	1.60%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	163
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	541
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	943
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,070
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	163
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	541
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	943
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,070
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R3 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	33.92%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.53%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.86%
THE HARTFORD SMALLCAP GROWTH FUND | THE HARTFORD SMALLCAP GROWTH FUND - Class R4
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange fees	rr_ExchangeFee	none
Management fees	rr_ManagementFeesOverAssets	0.85%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.28%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.38%
Less: Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.08%	[2]
Net operating expenses	rr_NetExpensesOverAssets	1.30%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	132
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	429
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	748
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,651
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	132
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	429
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	748
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,651
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R4 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	34.33%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.73%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.96%
THE HARTFORD SMALLCAP GROWTH FUND | THE HARTFORD SMALLCAP GROWTH FUND - Class R5
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange fees	rr_ExchangeFee	none
Management fees	rr_ManagementFeesOverAssets	0.85%
Other expenses	rr_OtherExpensesOverAssets	0.24%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.09%
Less: Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.09%	[2]
Net operating expenses	rr_NetExpensesOverAssets	1.00%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	102
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	338
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	592
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,321
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	102
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	338
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	592
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,321
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R5 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	34.75%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.97%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.08%
THE HARTFORD SMALLCAP GROWTH FUND | THE HARTFORD SMALLCAP GROWTH FUND - Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange fees	rr_ExchangeFee	none
Management fees	rr_ManagementFeesOverAssets	0.85%
Other expenses	rr_OtherExpensesOverAssets	0.10%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.95%
Net operating expenses	rr_NetExpensesOverAssets	0.95%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	97
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	303
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	525
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,166
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	97
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	303
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	525
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,166
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class Y Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	34.89%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.03%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.11%

[1]	For investments over $1 million, a 1.00% maximum deferred sales charge may apply.
[2]	Hartford Investment Financial Services, LLC (the "Investment Manager") has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual fund operating expenses as follows: 1.40% (Class A), 2.15% (Class B), 2.15% (Class C), 1.40% (Class L), 1.15% (Class I), 1.60% (Class R3), 1.30% (Class R4), 1.00% (Class R5) and 0.95% (Class Y). In addition, Hartford Administrative Services Company ("HASCO"), the Fund's transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each contractual arrangement will remain in effect until February 29, 2012, and shall renew automatically for one-year terms unless the Investment Manager or HASCO, respectively, provides written notice of termination prior to the start of the next term or upon approval of the Board of Directors of the Fund.

THE HARTFORD VALUE OPPORTUNITIES FUND (Prospectus Summary) | THE HARTFORD VALUE OPPORTUNITIES FUND
THE HARTFORD VALUE OPPORTUNITIES FUND SUMMARY SECTION
INVESTMENT GOAL.
The Fund seeks capital appreciation.

YOUR EXPENSES.
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in The Hartford Mutual Funds.  More information about these and other discounts is available from your financial professional and in the "Sales
Charge Reductions and Waivers" section beginning on page 25 of the Fund's prospectus and the "Purchase and Redemption of Shares" section beginning on page
151 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees THE HARTFORD VALUE OPPORTUNITIES FUND (USD $)	THE HARTFORD VALUE OPPORTUNITIES FUND - Class A		THE HARTFORD VALUE OPPORTUNITIES FUND - Class B	THE HARTFORD VALUE OPPORTUNITIES FUND - Class C	THE HARTFORD VALUE OPPORTUNITIES FUND - Class L		THE HARTFORD VALUE OPPORTUNITIES FUND - Class I	THE HARTFORD VALUE OPPORTUNITIES FUND - Class R3	THE HARTFORD VALUE OPPORTUNITIES FUND - Class R4	THE HARTFORD VALUE OPPORTUNITIES FUND - Class R5	THE HARTFORD VALUE OPPORTUNITIES FUND - Class Y
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.50%		none	none	4.75%		none	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	none	[1]	5.00%	1.00%	none	[1]	none	none	none	none	none
Exchange fees	none		none	none	none		none	none	none	none	none
[1]	For investments over $1 million, a 1.00% maximum deferred sales charge may apply.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses THE HARTFORD VALUE OPPORTUNITIES FUND		THE HARTFORD VALUE OPPORTUNITIES FUND - Class A	THE HARTFORD VALUE OPPORTUNITIES FUND - Class B	THE HARTFORD VALUE OPPORTUNITIES FUND - Class C	THE HARTFORD VALUE OPPORTUNITIES FUND - Class L	THE HARTFORD VALUE OPPORTUNITIES FUND - Class I	THE HARTFORD VALUE OPPORTUNITIES FUND - Class R3	THE HARTFORD VALUE OPPORTUNITIES FUND - Class R4	THE HARTFORD VALUE OPPORTUNITIES FUND - Class R5	THE HARTFORD VALUE OPPORTUNITIES FUND - Class Y
Management fees		0.79%	0.79%	0.79%	0.79%	0.79%	0.79%	0.79%	0.79%	0.79%
Distribution and service (12b-1) fees		0.25%	1.00%	1.00%	0.25%		0.50%	0.25%
Other expenses		0.42%	0.63%	0.39%	0.59%	0.26%	0.38%	0.27%	0.28%	0.12%
Total annual fund operating expenses		1.46%	2.42%	2.18%	1.63%	1.05%	1.67%	1.31%	1.07%	0.91%
Less: Contractual expense reimbursement	[1]	0.11%	0.32%	0.08%	0.28%		0.12%	0.06%	0.12%	0.01%
Net operating expenses	[1]	1.35%	2.10%	2.10%	1.35%	1.05%	1.55%	1.25%	0.95%	0.90%
[1]	Hartford Investment Financial Services, LLC (the "Investment Manager") has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual fund operating expenses as follows: 1.35% (Class A), 2.10% (Class B), 2.10% (Class C), 1.35% (Class L), 1.10% (Class I), 1.55% (Class R3), 1.25% (Class R4), 0.95% (Class R5) and 0.90% (Class Y). In addition, Hartford Administrative Services Company ("HASCO"), the Fund's transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each contractual arrangement will remain in effect until February 29, 2012, and shall renew automatically for one-year terms unless the Investment Manager or HASCO, respectively, provides written notice of termination prior to the start of the next term or upon approval of the Board of Directors of the Fund.

EXAMPLE.
The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that:

o          Your investment has a 5% return each year

o          The Fund's operating expenses remain the same

o          You reinvest all dividends and distributions

o          You pay any deferred sales charge due for the applicable period.

Your actual costs may be higher or lower.  Based on these assumptions, for every
 $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Expense Example THE HARTFORD VALUE OPPORTUNITIES FUND (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
THE HARTFORD VALUE OPPORTUNITIES FUND - Class A	680	976	1,294	2,191
THE HARTFORD VALUE OPPORTUNITIES FUND - Class B	713	1,024	1,462	2,493
THE HARTFORD VALUE OPPORTUNITIES FUND - Class C	313	674	1,162	2,507
THE HARTFORD VALUE OPPORTUNITIES FUND - Class L	606	939	1,294	2,294
THE HARTFORD VALUE OPPORTUNITIES FUND - Class I	107	334	579	1,283
THE HARTFORD VALUE OPPORTUNITIES FUND - Class R3	158	515	896	1,966
THE HARTFORD VALUE OPPORTUNITIES FUND - Class R4	127	409	712	1,574
THE HARTFORD VALUE OPPORTUNITIES FUND - Class R5	97	328	578	1,295
THE HARTFORD VALUE OPPORTUNITIES FUND - Class Y	92	289	503	1,119

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption THE HARTFORD VALUE OPPORTUNITIES FUND (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
THE HARTFORD VALUE OPPORTUNITIES FUND - Class A	680	976	1,294	2,191
THE HARTFORD VALUE OPPORTUNITIES FUND - Class B	213	724	1,262	2,493
THE HARTFORD VALUE OPPORTUNITIES FUND - Class C	213	674	1,162	2,507
THE HARTFORD VALUE OPPORTUNITIES FUND - Class L	606	939	1,294	2,294
THE HARTFORD VALUE OPPORTUNITIES FUND - Class I	107	334	579	1,283
THE HARTFORD VALUE OPPORTUNITIES FUND - Class R3	158	515	896	1,966
THE HARTFORD VALUE OPPORTUNITIES FUND - Class R4	127	409	712	1,574
THE HARTFORD VALUE OPPORTUNITIES FUND - Class R5	97	328	578	1,295
THE HARTFORD VALUE OPPORTUNITIES FUND - Class Y	92	289	503	1,119

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when
it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual Fund operating expenses or in the examples, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 87% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY.
Under normal circumstances, the Fund invests
primarily in equity securities of companies covering a broad range of industries and market capitalizations, focusing on securities that the sub-adviser,
Wellington Management Company, LLP ("Wellington Management"), believes are undervalued and have the potential for appreciation.  The Fund may invest up to
25% of its total assets in securities of foreign issuers and non-dollar securities.

The Fund's investment strategy employs a contrarian approach to stock selection, favoring securities that appear to be undervalued in the marketplace.  The approach uses extensive research to identify stocks of companies whose fundamentals are not adequately reflected in the market price of their securities.

MAIN RISKS.
The primary risks of investing in the Fund are described below.
When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.  An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  As with any fund, there is no guarantee that the Fund will achieve its goal.  For more information regarding risks and investment matters please see "Additional
Information Regarding Risks and Investment Strategies" in the Fund's prospectus.

Market Risk - Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably.  Securities may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

Value Orientation Risk - Using a value orientation to select investments involves special risks, particularly if it is used as part of a "contrarian"
approach to evaluating issuers.  Overlooked or otherwise undervalued securities entail a significant risk of never attaining their potential value.  Also, the value investing style may over time go in and out of favor.  At times when the value investing style is out of favor, the fund may underperform other equity funds that use different investing styles.

Foreign Investments Risk - Investments in foreign securities may be riskier than investments in U.S. securities.  Differences between the U.S. and foreign regulatory regimes and securities markets, including the less stringent investor protection and disclosure standards of some foreign markets, as well as political and economic developments in foreign countries, may affect the value of the Fund's investments in foreign securities.  Foreign securities will also subject the Fund's investments to changes in currency rates.

Mid Cap and Small Cap Stock Risk -  Investments in small capitalization and mid capitalization companies involve greater risks than investments in larger, more established companies.  These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.

Investment Strategy Risk - The risk that, if the sub-adviser's investment strategy does not perform as expected, the Fund could underperform its peers or lose money.  There is no guarantee that the Fund's investment objective will be achieved.

The Fund is subject to certain other risks, which are described elsewhere in this prospectus.

PAST PERFORMANCE.
The performance information below indicates the risks of
investing in the Fund.  Keep in mind that past performance does not indicate future results.  Updated performance information is available at
www.hartfordmutualfunds.com.  The returns:

o          Assume reinvestment of all dividends and distributions

o          Include the Fund's performance when it was managed by a previous investment adviser

o          Would be lower if the Fund's operating expenses had not been limited.

The bar chart:

o          Shows how the Fund's total return has varied from year to year

o          Does not include the effect of sales charges. If sales charges were reflected in the bar chart, returns would have been lower

o          Shows the returns of the Fund's Class A shares since the date the class commenced operations and the returns of Class L prior to that date.
Because all of the Fund's shares are invested in the same portfolio of securities, returns for the Fund's other classes differ only to the extent that the classes do not have the same expenses.

Total returns by calendar year (excludes sales charges)

Highest/Lowest quarterly results during the periods shown in the bar chart were:

Highest  25.71% (2nd quarter, 2009)  Lowest -20.89% (4th quarter, 2008)

AVERAGE ANNUAL RETURNS.
The table below shows returns for the Fund over time
compared to those of two broad-based market indices.  After-tax returns, which are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes, are shown only for
Class A shares and will vary for other classes.  Returns prior to the inception date of certain classes of shares may reflect returns of another class of shares.  For more information regarding returns see the "Performance Notes"
section in the Fund's prospectus.

Actual after-tax returns, which depend on an investor's particular tax situation, may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average annual total returns for periods ending December 31, 2010 (including sales charges)
Average Annual Total Returns THE HARTFORD VALUE OPPORTUNITIES FUND	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
THE HARTFORD VALUE OPPORTUNITIES FUND - Class A	Class A Return Before Taxes	10.77%	0.41%	2.67%
THE HARTFORD VALUE OPPORTUNITIES FUND - Class B	Class B Return Before Taxes	11.30%	0.62%	2.69%
THE HARTFORD VALUE OPPORTUNITIES FUND - Class C	Class C Return Before Taxes	15.19%	0.77%	2.48%
THE HARTFORD VALUE OPPORTUNITIES FUND - Class L	Class L Return Before Taxes	11.84%	0.71%	2.84%
THE HARTFORD VALUE OPPORTUNITIES FUND - Class I	Class I Return Before Taxes	17.52%	1.77%	3.37%
THE HARTFORD VALUE OPPORTUNITIES FUND - Class R3	Class R3 Return Before Taxes	16.92%	1.35%	3.27%
THE HARTFORD VALUE OPPORTUNITIES FUND - Class R4	Class R4 Return Before Taxes	17.24%	1.59%	3.40%
THE HARTFORD VALUE OPPORTUNITIES FUND - Class R5	Class R5 Return Before Taxes	17.67%	1.85%	3.53%
THE HARTFORD VALUE OPPORTUNITIES FUND - Class Y	Class Y Return Before Taxes	17.73%	1.96%	3.59%
After Taxes on Distributions THE HARTFORD VALUE OPPORTUNITIES FUND - Class A	Class A After Taxes on Distributions	10.74%	(0.78%)	1.78%
After Taxes on Distributions and Sales THE HARTFORD VALUE OPPORTUNITIES FUND - Class A	Class A After Taxes on Distributions and Sale of Fund Shares	7.00%	none	1.96%
Russell 3000 Value Index	Russell 3000 Value Index (reflects no deduction for fees, expenses or taxes)	16.23%	1.45%	3.63%
Russell 1000 Value Index	Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)	15.51%	1.28%	3.26%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
THE HARTFORD VALUE OPPORTUNITIES FUND (Prospectus Summary) | THE HARTFORD VALUE OPPORTUNITIES FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	THE HARTFORD VALUE OPPORTUNITIES FUND SUMMARY SECTION
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT GOAL.
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks capital appreciation.

Expense, Heading	rr_ExpenseHeading	YOUR EXPENSES.
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in The Hartford Mutual Funds.  More information about these and other discounts is available from your financial professional and in the "Sales
Charge Reductions and Waivers" section beginning on page 25 of the Fund's prospectus and the "Purchase and Redemption of Shares" section beginning on page
151 of the Fund's statement of additional information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when
it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual Fund operating expenses or in the examples, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 87% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	87.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in The Hartford Mutual Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that:

o          Your investment has a 5% return each year

o          The Fund's operating expenses remain the same

o          You reinvest all dividends and distributions

o          You pay any deferred sales charge due for the applicable period.

Your actual costs may be higher or lower.  Based on these assumptions, for every
 $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY.
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests
primarily in equity securities of companies covering a broad range of industries and market capitalizations, focusing on securities that the sub-adviser,
Wellington Management Company, LLP ("Wellington Management"), believes are undervalued and have the potential for appreciation.  The Fund may invest up to
25% of its total assets in securities of foreign issuers and non-dollar securities.

The Fund's investment strategy employs a contrarian approach to stock selection, favoring securities that appear to be undervalued in the marketplace.  The approach uses extensive research to identify stocks of companies whose fundamentals are not adequately reflected in the market price of their securities.

Risk, Heading	rr_RiskHeading	MAIN RISKS.
Risk, Narrative	rr_RiskNarrativeTextBlock
The primary risks of investing in the Fund are described below.
When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.  An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  As with any fund, there is no guarantee that the Fund will achieve its goal.  For more information regarding risks and investment matters please see "Additional
Information Regarding Risks and Investment Strategies" in the Fund's prospectus.

Market Risk - Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably.  Securities may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

Value Orientation Risk - Using a value orientation to select investments involves special risks, particularly if it is used as part of a "contrarian"
approach to evaluating issuers.  Overlooked or otherwise undervalued securities entail a significant risk of never attaining their potential value.  Also, the value investing style may over time go in and out of favor.  At times when the value investing style is out of favor, the fund may underperform other equity funds that use different investing styles.

Foreign Investments Risk - Investments in foreign securities may be riskier than investments in U.S. securities.  Differences between the U.S. and foreign regulatory regimes and securities markets, including the less stringent investor protection and disclosure standards of some foreign markets, as well as political and economic developments in foreign countries, may affect the value of the Fund's investments in foreign securities.  Foreign securities will also subject the Fund's investments to changes in currency rates.

Mid Cap and Small Cap Stock Risk -  Investments in small capitalization and mid capitalization companies involve greater risks than investments in larger, more established companies.  These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.

Investment Strategy Risk - The risk that, if the sub-adviser's investment strategy does not perform as expected, the Fund could underperform its peers or lose money.  There is no guarantee that the Fund's investment objective will be achieved.

The Fund is subject to certain other risks, which are described elsewhere in this prospectus.

Risk, Lose Money	rr_RiskLoseMoney	When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE.
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The performance information below indicates the risks of
investing in the Fund.  Keep in mind that past performance does not indicate future results.  Updated performance information is available at
www.hartfordmutualfunds.com.  The returns:

o          Assume reinvestment of all dividends and distributions

o          Include the Fund's performance when it was managed by a previous investment adviser

o          Would be lower if the Fund's operating expenses had not been limited.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below indicates the risks of investing in the Fund. Shows how the Fund's total return has varied from year to year
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.hartfordmutualfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that past performance does not indicate future results.
Bar Chart, Heading	rr_BarChartHeading	Total returns by calendar year (excludes sales charges)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart:

o          Shows how the Fund's total return has varied from year to year

o          Does not include the effect of sales charges. If sales charges were reflected in the bar chart, returns would have been lower

o          Shows the returns of the Fund's Class A shares since the date the class commenced operations and the returns of Class L prior to that date.
Because all of the Fund's shares are invested in the same portfolio of securities, returns for the Fund's other classes differ only to the extent that the classes do not have the same expenses.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Does not include the effect of sales charges. If sales charges were reflected in the bar chart, returns would have been lower
Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest/Lowest quarterly results during the periods shown in the bar chart were:

Highest  25.71% (2nd quarter, 2009)  Lowest -20.89% (4th quarter, 2008)

Performance Table, Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL RETURNS.
Performance Table, Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	including sales charges
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns, which are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes, are shown only for Class A shares and will vary for other classes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns, which depend on an investor's particular tax situation, may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns, which are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes, are shown only for Class A shares and will vary for other classes.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The table below shows returns for the Fund over time
compared to those of two broad-based market indices.  After-tax returns, which are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes, are shown only for
Class A shares and will vary for other classes.  Returns prior to the inception date of certain classes of shares may reflect returns of another class of shares.  For more information regarding returns see the "Performance Notes"
section in the Fund's prospectus.

Actual after-tax returns, which depend on an investor's particular tax situation, may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average annual total returns for periods ending December 31, 2010 (including sales charges)
THE HARTFORD VALUE OPPORTUNITIES FUND (Prospectus Summary) | THE HARTFORD VALUE OPPORTUNITIES FUND | THE HARTFORD VALUE OPPORTUNITIES FUND - Class A
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.71%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.89%)
THE HARTFORD VALUE OPPORTUNITIES FUND (Prospectus Summary) | THE HARTFORD VALUE OPPORTUNITIES FUND | THE HARTFORD VALUE OPPORTUNITIES FUND - Class B
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
THE HARTFORD VALUE OPPORTUNITIES FUND (Prospectus Summary) | THE HARTFORD VALUE OPPORTUNITIES FUND | THE HARTFORD VALUE OPPORTUNITIES FUND - Class C
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
THE HARTFORD VALUE OPPORTUNITIES FUND (Prospectus Summary) | THE HARTFORD VALUE OPPORTUNITIES FUND | THE HARTFORD VALUE OPPORTUNITIES FUND - Class L
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
THE HARTFORD VALUE OPPORTUNITIES FUND (Prospectus Summary) | THE HARTFORD VALUE OPPORTUNITIES FUND | THE HARTFORD VALUE OPPORTUNITIES FUND - Class I
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
THE HARTFORD VALUE OPPORTUNITIES FUND (Prospectus Summary) | THE HARTFORD VALUE OPPORTUNITIES FUND | THE HARTFORD VALUE OPPORTUNITIES FUND - Class R3
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
THE HARTFORD VALUE OPPORTUNITIES FUND (Prospectus Summary) | THE HARTFORD VALUE OPPORTUNITIES FUND | THE HARTFORD VALUE OPPORTUNITIES FUND - Class R4
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
THE HARTFORD VALUE OPPORTUNITIES FUND (Prospectus Summary) | THE HARTFORD VALUE OPPORTUNITIES FUND | THE HARTFORD VALUE OPPORTUNITIES FUND - Class R5
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
THE HARTFORD VALUE OPPORTUNITIES FUND (Prospectus Summary) | THE HARTFORD VALUE OPPORTUNITIES FUND | THE HARTFORD VALUE OPPORTUNITIES FUND - Class Y
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
THE HARTFORD VALUE OPPORTUNITIES FUND | Russell 3000 Value Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 3000 Value Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.23%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.45%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.63%
THE HARTFORD VALUE OPPORTUNITIES FUND | Russell 1000 Value Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.51%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.28%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.26%
THE HARTFORD VALUE OPPORTUNITIES FUND | THE HARTFORD VALUE OPPORTUNITIES FUND - Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Exchange fees	rr_ExchangeFee	none
Management fees	rr_ManagementFeesOverAssets	0.79%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.42%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.46%
Less: Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.11%	[2]
Net operating expenses	rr_NetExpensesOverAssets	1.35%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	680
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	976
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,294
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,191
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	680
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	976
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,294
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,191
Annual Return 2001	rr_AnnualReturn2001	(3.99%)
Annual Return 2002	rr_AnnualReturn2002	(25.57%)
Annual Return 2003	rr_AnnualReturn2003	40.85%
Annual Return 2004	rr_AnnualReturn2004	17.90%
Annual Return 2005	rr_AnnualReturn2005	7.51%
Annual Return 2006	rr_AnnualReturn2006	17.75%
Annual Return 2007	rr_AnnualReturn2007	(6.85%)
Annual Return 2008	rr_AnnualReturn2008	(41.96%)
Annual Return 2009	rr_AnnualReturn2009	44.73%
Annual Return 2010	rr_AnnualReturn2010	17.21%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.77%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.41%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.67%
THE HARTFORD VALUE OPPORTUNITIES FUND | THE HARTFORD VALUE OPPORTUNITIES FUND - Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.74%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.78%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.78%
THE HARTFORD VALUE OPPORTUNITIES FUND | THE HARTFORD VALUE OPPORTUNITIES FUND - Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.00%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	none
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.96%
THE HARTFORD VALUE OPPORTUNITIES FUND | THE HARTFORD VALUE OPPORTUNITIES FUND - Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Exchange fees	rr_ExchangeFee	none
Management fees	rr_ManagementFeesOverAssets	0.79%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.63%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.42%
Less: Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.32%	[2]
Net operating expenses	rr_NetExpensesOverAssets	2.10%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	713
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,024
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,462
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,493
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	213
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	724
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,262
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,493
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class B Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.30%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.62%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.69%
THE HARTFORD VALUE OPPORTUNITIES FUND | THE HARTFORD VALUE OPPORTUNITIES FUND - Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Exchange fees	rr_ExchangeFee	none
Management fees	rr_ManagementFeesOverAssets	0.79%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.39%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.18%
Less: Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.08%	[2]
Net operating expenses	rr_NetExpensesOverAssets	2.10%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	313
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	674
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,162
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,507
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	213
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	674
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,162
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,507
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.19%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.77%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.48%
THE HARTFORD VALUE OPPORTUNITIES FUND | THE HARTFORD VALUE OPPORTUNITIES FUND - Class L
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Exchange fees	rr_ExchangeFee	none
Management fees	rr_ManagementFeesOverAssets	0.79%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.59%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.63%
Less: Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.28%	[2]
Net operating expenses	rr_NetExpensesOverAssets	1.35%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	606
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	939
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,294
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,294
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	606
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	939
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,294
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,294
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class L Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.84%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.71%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.84%
THE HARTFORD VALUE OPPORTUNITIES FUND | THE HARTFORD VALUE OPPORTUNITIES FUND - Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange fees	rr_ExchangeFee	none
Management fees	rr_ManagementFeesOverAssets	0.79%
Other expenses	rr_OtherExpensesOverAssets	0.26%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.05%
Net operating expenses	rr_NetExpensesOverAssets	1.05%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	107
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	334
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	579
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,283
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	107
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	334
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	579
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,283
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.52%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.77%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.37%
THE HARTFORD VALUE OPPORTUNITIES FUND | THE HARTFORD VALUE OPPORTUNITIES FUND - Class R3
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange fees	rr_ExchangeFee	none
Management fees	rr_ManagementFeesOverAssets	0.79%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.38%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.67%
Less: Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.12%	[2]
Net operating expenses	rr_NetExpensesOverAssets	1.55%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	158
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	515
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	896
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,966
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	158
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	515
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	896
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,966
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R3 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.92%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.35%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.27%
THE HARTFORD VALUE OPPORTUNITIES FUND | THE HARTFORD VALUE OPPORTUNITIES FUND - Class R4
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange fees	rr_ExchangeFee	none
Management fees	rr_ManagementFeesOverAssets	0.79%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.27%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.31%
Less: Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.06%	[2]
Net operating expenses	rr_NetExpensesOverAssets	1.25%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	127
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	409
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	712
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,574
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	127
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	409
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	712
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,574
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R4 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.24%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.59%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.40%
THE HARTFORD VALUE OPPORTUNITIES FUND | THE HARTFORD VALUE OPPORTUNITIES FUND - Class R5
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange fees	rr_ExchangeFee	none
Management fees	rr_ManagementFeesOverAssets	0.79%
Other expenses	rr_OtherExpensesOverAssets	0.28%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.07%
Less: Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.12%	[2]
Net operating expenses	rr_NetExpensesOverAssets	0.95%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	97
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	328
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	578
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,295
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	97
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	328
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	578
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,295
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R5 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.67%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.85%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.53%
THE HARTFORD VALUE OPPORTUNITIES FUND | THE HARTFORD VALUE OPPORTUNITIES FUND - Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange fees	rr_ExchangeFee	none
Management fees	rr_ManagementFeesOverAssets	0.79%
Other expenses	rr_OtherExpensesOverAssets	0.12%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.91%
Less: Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.01%	[2]
Net operating expenses	rr_NetExpensesOverAssets	0.90%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	92
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	289
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	503
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,119
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	92
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	289
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	503
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,119
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class Y Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.73%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.96%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.59%

[1]	For investments over $1 million, a 1.00% maximum deferred sales charge may apply.
[2]	Hartford Investment Financial Services, LLC (the "Investment Manager") has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual fund operating expenses as follows: 1.35% (Class A), 2.10% (Class B), 2.10% (Class C), 1.35% (Class L), 1.10% (Class I), 1.55% (Class R3), 1.25% (Class R4), 0.95% (Class R5) and 0.90% (Class Y). In addition, Hartford Administrative Services Company ("HASCO"), the Fund's transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each contractual arrangement will remain in effect until February 29, 2012, and shall renew automatically for one-year terms unless the Investment Manager or HASCO, respectively, provides written notice of termination prior to the start of the next term or upon approval of the Board of Directors of the Fund.